Registration No. 333-86348
Investment Company Act No. 811-21079

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON January 27, 2006

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐

Post-Effective Amendment No. 7	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 9	☒

(Check Appropriate Box or Boxes)

AIP ALTERNATIVE STRATEGIES FUNDS
(Exact Name of Registrant as Specified in Charter)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(Address of Principal Executive Offices)(Zip Code)

1-866-569-2383
(Registrant's Telephone Number, Including Area Code)

Lee Schultheis
Alternative Investment Partners, LLC
701 Westchester Avenue, Suite 312-W
White Plains, New York 10604
(Name and Address of Agent For Service)

WITH A COPY TO:

Thomas R. Westle, Esq.
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b).
☐	on pursuant to paragraph (b).
X	60 days after filing pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

[ALPHA HEDGED STRATEGIES
FUND LOGO]
A Series of AIP Alternative Strategies Funds

PROSPECTUS	INVESTMENT ADVISER Alternative Investment Partners, LLC

March __, 2006	The mutual fund adviser dedicated exclusively to alternative investment strategiesSM

PORTFOLIO RESEARCH CONSULTANT Trust Advisors LLC Style Management and Portfolio Analytics

Web	www.aipfunds.com
Ticker Symbol	ALPHX
Call	1.877.LOW.BETA

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE HEDGE FUND ALTERNATIVESM

ALPHA HEDGED STRATEGIES FUND

AIP Alternative Strategies Funds currently offers two funds to investors — Alpha Hedged Strategies Fund and Beta Hedged Strategies Fund. Each Fund’s investment objective is to achieve consistent absolute returns with low and moderate correlation to traditional financial market indices, respectively. As with any mutual fund, there can be no guarantee that the investment objective of either Fund will be achieved.

This prospectus has information you should know before investing. Please read it carefully and keep it with your investment records.

Investment Adviser

Alternative Investment Partners, LLC

Portfolio Research Consultant

Trust Advisors LLC

Investment Sub-Advisers

Apis Capital Advisers, LLC

Alpha Equity Management, LLC

CapitalWorks Investment Partners, LLC

Gabelli Asset Management Company

G2 Capital Management, LLC

Quattro Global Capital, LLC

Schultze Asset Management, LLC

Smith Breeden Associates, Inc.

Twin Capital Management, Inc.

Weiss, Peck & Greer Investments

Zacks Investment Management, Inc

The Trust has obtained an exemptive order from the Securities and Exchange Commission that permits the Adviser, subject to approval by the Trust’s Board of Trustees, to change sub-advisers engaged by the Adviser to conduct the investment programs of each Fund without shareholder approval.

TABLE OF CONTENTS

RISK/RETURN SUMMARY	1
PERFORMANCE	5
FEES AND EXPENSES	6
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND PRINCIPAL RISKS	10
FUND OF FUNDS STRUCTURE	15
MASTER/FEEDER FUND STRUCTURE	16
INVESTMENT ADVISER	16
PORTFOLIO RESEARCH CONSULTANT	18
INVESTMENT SUB-ADVISERS	19
PORTFOLIO MANAGERS	21
NET ASSET VALUE	22
HOW TO PURCHASE SHARES	23
REDEMPTIONS	26
TOOL TO COMBAT FREQUENT TRANSACTIONS	30
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	31

See the Funds’ Notice of its Privacy Policy on the last page of this prospectus.

RISK/RETURN SUMMARY

Investment Objective

The Alpha Hedged Strategies Fund seeks to achieve consistent absolute returns with low correlation to traditional financial market indices. The Fund uses the S&P 500 and the Lehman Brothers Aggregate Bond Index as its benchmarks.

Principal Investment Strategy

As of fund of funds, the Fund achieves its investment objective by investing in other affiliated mutual funds (“Underlying Funds”). Because the Fund holds fewer than twelve Underlying Funds, it is classified a non-diversified. However, through its investments in diversified Underlying Funds, the Fund indirectly owns a diversified portfolio. In an attempt to achieve its objective, the Fund plans to invest, indirectly via the Underlying Funds, at least 80% of its assets in securities that afford strategic and tactical opportunities to employ absolute return strategies utilizing a variety of publicly traded securities. The Fund has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). These securities may include common and preferred stock, and other debt instruments including convertible debt, options and futures, as well as privately negotiated options. The Fund is not limited by maturity or credit quality when investing in debt instruments. The Fund will provide shareholders with 60 days notice before changing its 80% investment policy, which policy may be changed without shareholder vote. The Fund may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions. The Fund may invest in foreign securities, depository receipts relating to foreign securities, securities of companies in initial public offerings, and may enter into equity, interest rate, index and currency rate swap agreements. In connection with certain hedged strategies pursued by the Underlying Funds, their investments may be in foreign securities. The Fund may also invest a substantial portion of its assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as well as other restricted securities. While the Fund may invest a substantial portion of its assets in restricted securities, it may not invest more than 15% of its assets in illiquid securities. In addition to pursuing its investment objective by direct investment, the Fund may also invest up to 25% of its assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”).

Absolute Return Strategies: Alternative Investment Partners, LLC (the “Adviser”) seeks to utilize multiple affiliated underlying funds (“Underlying Funds”), rather than a single portfolio, that employ various absolute return strategies whose performance is not correlated with major financial market indices. Each Underlying Fund will be an affiliated registered investment company that is not publicly offered. Although the Adviser believes that the use of such Underlying Funds may mitigate losses in generally declining markets, there can be no assurance that losses will be avoided. Investment strategies that have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may cease to function as anticipated. The major absolute return strategies to be employed include:

• Event Driven Strategies

• Relative Value/Arbitrage Strategies

• Distressed Securities Strategies

• Market Neutral Equity Strategies

• Long/Short Equity Strategies

• Long-Only Equity Strategies

• Short Oriented and Short-Only Equity Strategies

• Market or Sector Timing/Trading Strategies

• Fixed Income and High Yield Investment Strategies

• Privately Negotiated Options Strategies

To achieve its objective, the Adviser will utilize affiliated Underlying Funds managed by the Adviser and sub-advised by multiple sub-advisers (the “Sub-Advisers”) with expertise in various types of absolute return investment strategies. For purposes of complying with its investment restrictions, the Fund will look through to the holdings of the Underlying Funds. The Sub-Advisers may use a variety of investment techniques to hedge the Fund against various risks or other factors that generally affect the values of portfolio securities as well as for non-hedging purposes. These techniques may involve the use of derivative transactions, and may change over time as new instruments and techniques are introduced or as a result of regulatory or market developments. These techniques may include simultaneously taking long and short positions on similar stock securities for which there exists an attractive spread to their relative valuations. This may involve having a long position on a stock and a short position on a stock. The net effect of such transactions is to remove general market risk from the portfolio, as the long and short nature of offsetting positions tends to cancel out the effect of general market movements on the securities. In an instance where a position is entered into that is long only or short only, such positions are taken for non-hedging purposes. Certain of these special investment techniques are speculative and involve a high degree of risk, particularly when used for non-hedging purposes.

In order to facilitate the efficient supervision and management of the Sub-Advisers by the Adviser and the Trustees, the Trust and the Adviser applied for, and the SEC approved, an exemptive order, which is also applicable to the Underlying Funds in the Underlying Funds Trust, that permits the Adviser, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new Sub-Advisers, change the terms of particular agreements with Sub-Advisers or continue the employment of existing Sub-Advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Within 60 days of employing a new Sub-Adviser, shareholders will receive notification of the change.

The Adviser, in conjunction with, its affiliate, Trust Advisors LLC, an investment adviser registered with the Securities and Exchange Commission (the “Research Consultant”), selects the Sub-Advisers for the Underlying Funds and allocates the assets of the Fund among its respective Underlying Funds. The Adviser reviews a wide range of factors in evaluating each Sub-Adviser including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisers, assets under management and number of clients.

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Principal Investment Risks

As with all mutual funds, investing in the Fund entails risks, to varying degrees, which could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

•
Aggressive Investment Risks: The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales (which involve the risk of an unlimited increase in the market of the security sold short, which could result in a theoretically unlimited loss), leverage and derivative transactions. Although many of the Underlying Funds use hedged strategies, there is no assurance that hedged strategies will protect against losses or perform better than non-hedged strategies, and some Underlying Funds may use long only or short only strategies. The absolute return strategies employed by the Fund generally will emphasize hedged positions rather than non-hedged positions in securities and derivatives in an effort to protect against losses due to general movements in market prices; however, no assurance can be given that such hedging will be successful or that consistent absolute returns will be achieved.

•
Arbitrage Trading Risks: The principal risk associated with the Fund’s arbitrage investment strategies is that the underlying relationships between securities in which the Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses.

•
Short Sale/Put and Call Options Risks: The Fund may engage in various hedging practices, which by definition entail substantial risks. For example, merger arbitrage strategies generally involve purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. If an acquisition is called off or otherwise not completed, the Fund may realize losses on the shares of the target company it acquired and on its short position in the acquirer’s securities. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when the Fund desires.

•
Derivative Securities Risks: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•
Distressed Securities Risks: Some of the risks involved with distressed securities include legal difficulties and negotiations with creditors and other claimants that are common when dealing with distressed companies. Because of the relative illiquidity of distressed debt and equity, short sales are difficult, and most funds are primarily long. Some relative value trades are possible, selling short one class of a distressed company’s capital structure and purchasing another. Among the many risks associated with distressed investing are the time lag between when an investment is made and when the value of the investment is realized and the legal and other monitoring costs that are involved in protecting the value of the fund’s claims.

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•
Options and Futures Risks: The Fund may invest in options and futures contracts. The Fund also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over the counter market. When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position. To read about additional information concerning this particular risk, please see “Options and Futures Risks” in “Additional Investment Risks” below.

•
Privately Negotiated Options Risks: The Fund intends to invest in privately negotiated options. Each privately negotiated option will be based on an asset or a basket of securities selected by the Fund. The counterparty to each privately negotiated option will typically be a financial institution (or an affiliate of a financial institution) that is experienced in the field of alternative investments. Upon expiration or termination of a privately negotiated option, the Fund will be entitled to a cash payment from the counterparty if the value of the asset or basket at that time is favorable to the Fund in comparison to the exercise price for the privately negotiated option. As with more traditional options, privately negotiated options will allow for the use of economic leverage. Although the Fund will not be exposed to risk of loss in excess of its payment for a privately negotiated option, the Fund may incur losses that are magnified by the use of leverage and the payment of fees to the counterparty. The Fund will also be exposed to the risk that the counterparty is unable to pay the settlement price upon the termination or expiration of a privately negotiated option.

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Smaller Capitalization Risks: The Fund may invest in securities without regard to market capitalization. Investments in securities of smaller companies may be subject to more abrupt or erratic market movements then larger, more established companies, because these securities typically are traded in lower volume and issuers are more typically subject to changes in earnings and future earnings prospects.

•
Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Non-investment grade debt—also known as “high-yield bonds” and “junk bonds”—have a higher risk of default and tend to be less liquid than higher-rated securities.

•
Interest Rate Risk: Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than debt obligations with shorter maturities.

•
Swap Agreement Risks: The Fund may enter into equity, interest rate, index and currency rate swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

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•
Investments in Foreign Securities Risks: The Fund may invest in foreign securities and depository receipts relating to foreign securities. Investments in foreign financial markets, including developing countries, present political, regulatory and economic risks which are significant and which may differ in kind and degree from the risks presented by investments in the U.S. financial markets. These may include changes in foreign currency exchange rates or controls, greater price volatility, differences in accounting standards and policies, and in the type and nature of disclosures required to be provided by foreign issuers, substantially less liquidity, controls on foreign investment, and limitations on repatriation of invested capital. The exposure of the Fund to developing country financial markets may involve greater risk than a portfolio that invests only in developed country financial markets.

PERFORMANCE

The following performance information indicates some of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total return has varied from year to year. The table below illustrates the Fund’s average annual return over time compared with a domestic broad-based market index, as well as an index that measures a number of global markets. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns*
As of December 31, 2005

*Year-to-date return as of the quarter ended 12/31/05 was 2.80%

	Date	Return
Best Quarter	December 31, 2004	6.76%
Worst Quarter	June 30, 2003	-1.00%

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Average Annual Total Returns
Year Ended December 31, 2005

	One Year	Three Year	Since Inception (September 23, 2002)
Alpha Hedged Strategies Fund
Return Before Taxes	2.80%	7.54%	6.20%
Return After Taxes on Distributions(1)	2.75%	7.52%	6.19%
Return After Taxes on Distributions and Sale of Fund Shares(1)	1.89%	6.48%	5.33%
S & P 500 Index	4.89%	14.38%	14.68%
90-day T-bill	3.27%	1.88%	1.83%
HFRI Conservative Fund of Funds Index	6.54%	6.54%	6.73%

(1)
After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other after-tax return figures due to the tax benefit of losses to the Fund investor.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Alpha Hedged
Strategies Fund
Shareholder Fees(1) (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	None

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Maximum Sales Charge (Load) Imposed on Reinvested Dividends
and Other Distributions	None
Redemption Fee(2) (as a percentage of amount redeemed)	2.00%
Exchange Fee	None
Maximum Account Fee(3)	None

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Annual Fund Operating Expenses(4) (expenses that are deducted from Fund assets)
Management Fees	None
Distribution (12b-1) Fees	None
Other Expenses
Shareholder Servicing Fee	0.25%
Remaining Other Expenses (5)	0.74%
Total Operating Expenses (6)	0.99%
Annualized Indirect Expense Ratio (5)(6)	3.97%

IMPORTANT INFORMATION REGARDING DIVIDENDS ON
SHORT SALES AND INTEREST ON FUND BORROWING

The Fund, via its investment in affiliated Underlying Funds, uses modest leverage and short-selling techniques in pursuing its strategy. Total Fund Operating Expenses include expenses paid by the Fund to vendors and its pro-rata share of such expenses paid by the Underlying Funds, but exclude expenses related to the ongoing management of the Fund's portfolio, such as brokerage commissions, dividends paid out on short positions, and interest on borrowing for leverage purposes. Dividends paid out on short positions, and interest on borrowing for leverage purposes, are not fees charged to shareholders by the Fund or any Fund service provider, but are similar to transaction charges, such as brokerage commission, as they are an ongoing process in the management of the Fund's portfolio. Also, the short dividends expense is typically offset, in its entirety or in part, by the income derived from earnings on the cash proceeds of the short sales. The actual experience of these expenses and income by the Fund may vary dramatically from year-to-year along with prevailing short-term interest rates, and portfolio composition. As the Underlying Funds have no history of dividend expense, interest expense and earnings credit at the outset of the Fund, an estimate of what the Fund could expect to experience based on its most recent fiscal year. Total Fund Operating Expenses (excluding these expense and income items), including the Fund and its pro-rata share of expenses paid by the Underlying Funds, would be 3.99%.

NOTES TO FEE TABLE

(1) Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s Transfer Agent.
(2) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 90 calendar days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see the Redemptions section of this prospectus for a list of the types of accounts and conditions under which this fee will not be assessed.
(3) IRA accounts will be charged a $15.00 annual maintenance fee.

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(4) To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the table above or the example below.
(5) Other Expenses include, but are not limited to, administration, fund accounting, custody and transfer agency fees. However, Other Expenses do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. Please see the Investment Adviser section of this Prospectus for a more complete list of these types of expenses. Some of these expenses are experienced directly by the Fund, and some are experienced indirectly as a result of the Fund’s investment in affiliated Underlying Funds.
(6) Excluding dividends on short positions and interest expense, the Total Operating Expenses of the Fund and its pro-rata share of expenses paid by the Underlying Funds would be 3.99%. Interest expense or dividends paid out on short positions taken by the Fund may vary from year to year. As the Underlying Funds have no history of dividend expense, interest expense and earnings credit at the outset of the Fund, these expenses are estimated at .97% based on the Fund’s most recent fiscal year. Including interest expense and dividends on short positions, the Fund’s Total Expenses would be 4.96%. While the Fund’s Total Expenses include dividends paid out on short positions, it does not take into account the interest credit that the Fund earns on cash proceeds of those short sales, which serve as collateral for short positions, which is estimated to be 1.23% on an annualized basis.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Fund Total Operating Expenses, and pro-rata share of Underlying Funds expenses, including interest expense and dividends on short positions	$504	$1,511	$2,517	$5,030
Fund Total Operating Expenses, and pro-rata share of Underlying Funds expenses, excluding interest expense and dividends on short positions	$401	$1,215	$2,046	$4,197

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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND PRINCIPAL RISKS

Investment Objective

The Alpha Hedged Strategies Fund seeks to achieve consistent absolute returns with low correlation to traditional financial market indices. The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategies and Policies

To achieve its investment objective, the Fund, under normal market conditions, will invest at least 80% of its total assets in securities that afford strategic and tactical opportunities to employ relative value and arbitrage-trading strategies in a variety of publicly traded securities. The securities held by the Fund may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies. The Fund seeks to achieve its objective by allocating its assets among a professionally selected group of Underlying Funds that employ a variety of investment techniques and strategies. By allocating its assets among a number of Underlying Funds, the Fund seeks to achieve its investment objective with less risk and lower volatility than if the Fund utilized a single manager or single strategy approach. The Adviser believes that allocating among dissimilar investment styles that utilize different trading strategies and securities provides greater diversification against any market or sector related event volatility. Such a non-correlative approach among styles typically mitigates near-term volatility, as volatility in one sector or style may be offset by lack of volatility or volatility in the opposite direction in another sector or style.

As a fund of funds, the Fund achieves its investment objective by investing in other affiliated mutual funds. Because the Fund holds fewer than twelve Underlying Funds, it is classified a non-diversified. However, through its investments in diversified Underlying Funds, the Fund indirectly owns a diversified portfolio.

The Adviser seeks to utilize Underlying Funds that employ various absolute return strategies whose performance is not correlated with major financial market indices. Although the Adviser believes that the use of different trading strategies and securities provides greater diversification that may mitigate losses in generally declining markets, there can be no assurance that losses will be avoided. Investment strategies that have historically been non-correlated or demonstrated low correlation to one another or to major world financial market indices may become correlated at certain times, such as during a liquidity crisis in global financial markets. During such periods, certain hedging strategies may cease to function as anticipated. The major absolute return strategies to be employed include:

• Event Driven Strategies

• Relative Value/Arbitrage Strategies

• Distressed Securities Strategies

• Market Neutral Equity Strategies

• Long/Short Equity Strategies

• Long-only Equity Strategies

• Short Oriented and Short Only Equity Strategies

• Market or Sector Timing/Trading Strategies

0

• Fixed Income and High Yield Investment Strategies

• Privately Negotiated Options Strategies

The Adviser, in conjunction with the Research Consultant selects Sub-Advisers for the Underlying Funds and allocates the assets of the Fund among its respective Sub-Advisers. The Adviser reviews a wide range of factors in evaluating each Sub-Adviser including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisers, assets under management and number of clients. As part of its due diligence process, the Adviser utilizes the services of the Research Consultant to conduct a comprehensive review of each Sub-Adviser, its investment process and organization. The Adviser and/or Research Consultant conducts interviews of each Sub-Adviser’s personnel as well as interviews with third party references and industry sources.

Under normal circumstances the Adviser generally expects to allocate the assets of the Fund among at least three or four Underlying Funds at any given time.

The Adviser regularly evaluates each Sub-Adviser to determine whether its investment program is consistent with the investment objective of the Fund and whether its investment performance is satisfactory. The Adviser may, subject to the approval of the Board of Trustees, change Sub-Advisers engaged by the Adviser to conduct the investment programs of the Fund without shareholder approval.

Investment Strategies

•
Event Driven Strategies: The Fund may employ strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

•
Relative Value/Arbitrage Strategies: The Fund may employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities. This may include:

•	Pairs Trading — long and short positions in securities of different companies in the same industry.

•	Convertible Bond Arbitrage— hedged investing in the convertible bond securities of a company. A typical position would be long the convertible bond and short the common stock of the same company.

•	Fixed Income or Interest Rate Arbitrage — includes interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.

•	Merger Arbitrage — long and short positions in securities involved in an announced merger deal.

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•
Distressed Securities Strategies: The Fund may employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

•
Market Neutral Equity Strategies: The Fund may employ strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.

•
Long/Short Equity Strategies: The Fund may utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

•
Long-Only Equity Strategies: The Fund may employ strategies designed to capitalize on the expertise of certain Sub-Advisers that historically concentrate in the identification of candidates for short selling. Such strategies would likely be employed to hedge or offset long-only equity strategies of similar size in assets and volatility.

•
Market or Sector Timing/Trading Strategies: The Fund may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

•
Fixed Income and High Yield Investment Strategies: The Fund may employ strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Fund may invest in debt securities that fall below investment grade debt — commonly “junk bonds.” Additionally, the Fund may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

•
Privately Negotiated Options Strategies: The Fund may invest in privately negotiated options that are based on an asset or a basket of securities. Privately negotiated options will allow the Fund to benefit from an increase in the value of the asset or basket without owning the asset or the securities that comprise the basket. Privately negotiated options will allow for economic leverage without incurring risk beyond the premium paid for the option.

Other Investment Strategies

The Fund also has the ability to employ strategies including (a) lending its portfolio securities to brokers, dealers and financial institutions; and (b) investing in warrants.

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Additional Investment Risks

In addition to the Principal Risks of the Fund listed above in the Risk/ Return Summary, investing in the Fund may involve the following additional risks:

•
Options and Futures Risks: The Fund may invest in options and futures contracts. The Fund also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over the counter market. When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out their positions.

The Fund may purchase and sell call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options. A call option gives the purchaser of the call option, in return for a premium paid, the right to buy the security underlying the option from the writer of the call option at a specified exercise price within a specified time frame. A put option gives the purchaser of the put option, in return for a premium paid, the right to sell the underlying security to the writer of the put option at a specified price within a specified time frame. A covered call option is a call option with respect to an underlying security that the Fund owns. A covered put option is a put option with respect to which the Fund has segregated cash or liquid securities to fulfill the obligation by the option. The purchaser of a put or call option runs the risk of losing his entire investment, paid as the premium, in a relatively short period of time if the option is not “covered” at a gain or cannot be exercised at a gain prior to expiration. The un-covered writer of a call option is subject to a risk of loss if the price of the underlying security should increase and the un-covered writer of a put option is subject to a risk of loss if the price of the underlying security should decrease.

The Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside of the U.S. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the U.S. Foreign markets however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets, so that no common clearing facility exists and that an investor may look only to the broker or counter-party for the performance of the contract. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission. The Fund may not be able to invest in certain foreign futures and option contracts that have not been approved for sale by U.S. persons.

No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day.

The Fund may purchase and sell single stock futures, stock index futures contracts, interest rate futures contracts, currency futures and other commodity futures. A stock index future obligates the Fund to pay or receive an amount of cash based upon the value of a stock index at a specified date in the future, such as the Standard & Poor’s 500 Composite Stock Price Index, NASDAQ High Technology Index, or similar foreign indices. An interest rate futures contract obligates the Funds to purchase or sell an amount of a specific debt security at a future date at a specified price. A currency futures contract obligates the Fund to purchase or sell an amount of a specific currency at a future date at a future price.

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•
Securities Lending: The Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

•
Warrants Risks: The Fund may invest in warrants, which are derivative instruments that permit, but do not obligate, the holder to purchase other securities. Warrants do not carry with them any right to dividends or voting rights. A warrant ceases to have value if it is not exercised prior to its expiration date.

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Reverse Repurchase Agreement Risks: The Fund may invest in reverse repurchase agreements, which involve a sale of a security to a bank or securities dealer and the Fund’s simultaneous agreement to repurchase the security for a fixed price, reflecting a market rate of interest, on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in a loss to the Fund. Reverse repurchase agreements are a form of leverage, which also may increase the volatility of the Fund.

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Borrowing Risks: Because the Fund may borrow money from banks or other financial institutions to purchase securities, commonly referred to as “leveraging,” the Fund’s exposure to fluctuations in the prices of these securities is increased in relation to the Fund’s capital. The Fund’s borrowing activities will exaggerate any increase or decrease in the net asset value of the Fund. In addition, the interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the Fund compared with what it would have been without borrowing.

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High Portfolio Turnover Rate Risk: The Fund’s investment strategy may result in high turnover rates. This may increase the Fund’s short-term capital appreciation and increase brokerage commission costs. To the extent that the Fund experiences an increase in brokerage commissions due to a higher turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of capital gains and this could cause you to pay higher taxes.

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Initial Public Offerings Risks: The Fund may purchase securities of companies in initial public offerings. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history. These factors may contribute to substantial price volatility for the shares of these companies. The limited number of shares available for trading in some initial public offerings may make it more difficult for the Fund to buy or sell significant amounts of shares without unfavorable impact on prevailing market prices. Some companies in initial public offerings are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

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Restricted Securities Risks: The Fund may invest without limit in securities that are subject to restrictions on resale, such as Rule 144A securities. Rule 144A securities are securities that have been privately placed but are eligible for purchase and sale by certain qualified institutional buyers such as the Fund under Rule 144A under the Securities Act of 1933. Under the supervision of the Board of Trustees, the Fund will determine whether securities purchased under Rule 144A are illiquid. The Fund is restricted to investing no more than 15% of its total assets in securities that are illiquid; that is, not readily marketable. If it is determined that qualified institutional buyers are unwilling to purchase these securities, the percent of the Fund’s assets invested in illiquid securities would increase.

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Shares of Other Investment Companies: The Fund may invest in or sell short shares of other investment companies, including exchange traded funds (ETF’s) as a means to pursue its investment objectives. As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

The Adviser continuously monitors the investment positions owned by the Fund to ensure compliance with the Fund’s investment objective and the investment restrictions detailed in the Prospectus and Statement of Additional Information (“SAI”). The Adviser generally expects the Fund’s assets to be invested across various industries.

FUND OF FUNDS STRUCTURE

The Fund seeks to achieve its investment objective by allocating its assets across various investment styles through investment in a number of Underlying Funds. Each Underlying Fund invests its assets pursuant to a different investment objective and a different investment style. The Adviser may select from several affiliated mutual funds based upon changing markets and risk/return characteristics. In addition to its own expenses, the Fund bears a pro rata portion of the expenses of the Underlying Funds in which it invests. The expenses in the Underlying Funds will include management, administrative and operational expenses, as well as those expenses related to the ongoing management of the Underlying Fund’s portfolio, such as brokerage commissions, dividends paid out on short positions and interest on borrowing for leverage purposes.

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MASTER/FEEDER FUND STRUCTURE

In lieu of investing directly in Underlying Funds, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. This Master investment company, would then allocate its assets among the affiliated Underlying Funds. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to invest all of their assets in the same portfolio instead of managing them separately thus achieving certain economies of scale. The SAI contains more information about the Fund, the Master/Feeder Fund Structure and the types of securities in which the Fund may invest. The Fund is not currently operating in this structure.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information. Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available on the Fund’s website at www.aipfunds.com within 60 days after the calendar quarter-end. The calendar quarter-end portfolio holding for the Fund will remain posted on the website until updated with required regulatory filings with the SEC. The Annual and Semi-Annual Reports will be available by contacting AIP c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53202-0701 or calling 1-877-Low-Beta (1-877-569-2382).

INVESTMENT ADVISER

Alternative Investment Partners, LLC, 701 Westchester Avenue, Suite 312-W, White Plains, New York 10604, a registered investment adviser, is the Fund’s investment adviser (the “Adviser”). The Adviser is owned jointly by Asset Alliance Corporation, (“Asset Alliance”), a Delaware corporation that specializes in alternative investment management - specifically hedge funds and hedge fund products, and Mr. Lee Schultheis, one of the initial founders of the Adviser. As of December 31, 2005, Asset Alliance and its affiliated managers managed approximately $3.3 billion through various alternative investment products. On September 21, 2005, the Board of Trustees approved the Advisory Agreement (as defined herein).

Subject to the authority of the Trust’s Board of Trustees, the Adviser is responsible for the overall management of the Fund’s business affairs. The Adviser invests the assets of the Fund, either directly or via the use of Sub-Advisers, according to the Fund’s investment objective, policies and restrictions. Development of the Fund’s portfolio investment strategies and allocations to Sub-Advisers is done on a Team Management basis in conjunction with the Fund’s Research Consultant. The Adviser furnishes at its own expense all of the necessary office facilities, equipment and personnel required for managing the assets of the Fund.

The fee the Fund pays the Adviser is higher than fees typically paid by other mutual funds. This higher fee is attributable in part to the higher expenses and the specialized skills associated with managing alternative investment strategies associated with an absolute return target objective. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund pays the Adviser monthly an annual advisory fee of 2.50% of the Fund’s average daily net assets. A discussion of the factors that the Board of Trustees considered in approving the Advisory Agreement is available in the Annual Report dated July 31, 2005.

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The Adviser is responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholders accounts. These agents have entered into shareholder servicing agreements with the Adviser and perform these functions on behalf of their clients who own shares of the Fund. For this service, the Adviser receives an annual shareholder servicing fee equal to 0.25% of the Fund’s average daily net assets.

The Adviser has also entered into an Operating Services Agreement (the “Services Agreement”) with the Fund to provide virtually all day-to-day services to the Fund. The Fund pays the Adviser an annual operating services fee of 1.24% of the Fund’s average daily net assets. The combined effect of the Advisory Agreement, the shareholder servicing agreement and the Services Agreement is to place a cap or ceiling on the Fund’s ordinary annual operating expenses at 3.99% of the average daily net assets of the Fund, excluding brokerage commissions and portfolio trading transfer tax, interest on Funds borrowing, dividends paid on short sales, taxes, litigation and other extraordinary expenses. On September 21, 2005, the Board of Trustees approved the Services Agreement.

Under the terms of the Services Agreement, subject to the supervision of the Board of Trustees, the Adviser will provide, or arrange to provide, essentially all day-to-day operational services to the Fund. The Adviser pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Adviser will pay all expenses related to marketing the Fund as well as related bookkeeping expenses.

Alternative Investment Partners, LLC is Adviser to the Fund, as well as the Underlying Funds. The following Underlying Funds will be utilized by the Fund:

Convertible Bond Arbitrage I
This strategy is designed to take advantage of perceived discrepancies in the market prices of certain securities. This strategy typically utilizes long and short positions in the convertible bond and common stock of the same company, respectively.

Fixed Income Arbitrage I
This strategy is designed to take advantage of perceived discrepancies in the market prices of certain securities. This strategy typically utilizes long and short positions in various fixed income and derivative securities.

Merger Arbitrage I
This strategy is designed to invest in announced merger and acquisition transactions, and a significant allocation to companies that trade at a significant discount to their intrinsic or private market value that may be attractive acquisition targets.

Long/Short Equity I
This strategy employs long and short trading in common stock, preferred stock and convertible securities of U.S. and foreign issuers. This strategy focuses on the revisions of earnings estimates on the companies in which it takes long and short positions.

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Long/Short Equity II
This strategy employs long and short trading in common stock, preferred stock and convertible securities of U.S. and foreign issuers. This strategy focuses on the relative near-term price performance of the companies in which it takes long and short positions.

Long/Short Equity III
This strategy employs long and short trading in common stock, preferred stock and convertible securities of U.S. and foreign issuers. This strategy is typically constructed in a marginally net long position, in an attempt to yield a moderate beta (a measure of volatility and correlation to the general equity markets) and also seeks to dampen the effects of industry, sector, market capitalization and other potential bias exposures, where possible. This strategy focuses on the fundamental valuations relative to current market price of the companies in which it takes long and short positions.

Long/Short International Equity I
This strategy is designed to capture some of the inefficiencies in market pricing of equity securities of corporations domiciled outside the U.S., emphasizing securities traded in the U.S., especially American Depository Receipts. It is not designed to take significant net exposures to any particular country, region or currency. This strategy attempts to have its long positions outperform its short positions, whether the market is rising or falling, to obtain its return.

Long/Short Global Equity I
This strategy is designed to emphasize recognizing and capitalizing on emerging trends and stock specific opportunities in the international market. It is not designed to take significant net exposures to any particular country, region or currency.

Long/Short Equity - REIT I
This strategy is designed to capture some of the inefficiencies in market pricing of U.S. commercial real estate, but to do so through publicly traded securities. This strategy attempts to have its long positions outperform its short positions, whether the market is rising or falling, to obtain its return.

Distressed Securities & Special Situations I
This strategy is designed to invest long and short in the debt, equity or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize. The strategy may also invest in special situations where a corporate event such as a merger, spin-off or other significant action is announced or anticipated.

PORTFOLIO RESEARCH CONSULTANT

The Adviser is responsible for selecting the Research Consultant to the Fund. Trust Advisors LLC, an investment adviser registered with the Securities and Exchange Commission, located at 501 Kings Highway East, Suite 304, Fairfield, CT 06825, will provide the Adviser with background information and other such research on Sub-Advisers and prospective sub-advisers. The Adviser utilizes the services of the Research Consultant to conduct a comprehensive review of each Sub-Adviser, its investment process and organization. The Research Consultant provides the Adviser with research on a wide range of factors on each Sub-Adviser including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisers and assets under management and number of clients. The Adviser and/or Research Consultant will conduct interviews of each Sub-Advisers’ personnel as well as interviews with third party references and industry sources. The Adviser will allocate the assets of the Fund to each Underlying Fund based on the research conducted by the Research Consultant. The fees payable with respect to the services provided by the Research Consultant are paid by the Adviser directly from fees received pursuant to the Advisory Agreement, and are a monthly fee of 0.25% (on an annualized basis) of the average daily net assets of the Fund. The Adviser and the Research Consultant are affiliated entities. On September 21, 2005, the Board of Trustees approved the Research Consultant Agreement.

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INVESTMENT SUB-ADVISERS

The Adviser is responsible for selecting the Sub-Advisers to manage the Fund’s Underlying Funds. The Sub-Advisers will be engaged to manage the investments of the Underlying Funds in accordance with the Fund’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board of Trustees. Each Sub-Adviser will be responsible, subject to the supervision and control of the Adviser and the Board of Trustees, for the purchase, retention and sale of securities in the Fund’s investment portfolio under its management. In order to facilitate the efficient supervision and management of the Sub-Advisers by the Adviser and the Trustees, the Trust and the Adviser applied for, and the SEC approved, an exemptive order that permits the Adviser, subject to certain conditions and approval by the Board of Trustees but without shareholder approval, to hire new Sub-Advisers, change the terms of particular agreements with Sub-Advisers or continue the employment of existing Sub-Advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Within 60 days of retaining a new Sub-adviser, shareholders will receive notification of the change.

Each of the Sub-Advisers listed below rely upon respective advisory groups for the day-to-day management of the portion of the Fund’s portfolio that they manage. The Adviser will pay the Sub-Advisers monthly an annual fee of the net assets of the Fund allocated to that Sub-Adviser by the Adviser which the Adviser will pay out of the 2.50% Advisory fee paid pursuant to the Advisory Agreement. The Fund is not responsible for the payment of this Sub-Advisory fee.

Alpha Equity Management LLC

The Adviser has entered into a sub-advisory agreement with Alpha Equity Management LLC (“Alpha Equity”), to manage a portion of the Fund’s assets. Alpha Equity is located at Alpha Equity Management LLC, 19A Ensign Drive, Avon, Connecticut 06001, and is a registered investment adviser. Alpha Equity provides investment advice and portfolio management services to individually managed accounts for high net worth and institutional investors. As of December 31, 2005, Alpha Equity managed approximately $67 million in assets.

Apis Capital Advisers, LLC

The Adviser has entered into a sub-advisory agreement with Apis Capital Advisers, LLC (“Apis”), to manage a portion of the Fund’s assets. Apis is located at Apis Capital Advisers, LLC, 1445 East Putnam Avenue, Old Greenwich, Connecticut 06870, and is a registered investment adviser. Apis provides investment advice and portfolio management services to individually managed accounts for high net worth investors. As of December 31, 2005, Apis managed approximately $97 million in assets.

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CapitalWorks Investment Partners, LLC

The Adviser has entered into a sub-advisory agreement with CapitalWorks Investment Partners, LLC (“CapitalWorks”), to manage a portion of the Fund’s assets. CapitalWorks is located at 402 West Broadway, 25th Floor, San Diego, CA 92101, and is a registered investment adviser. CapitalWorks provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit sharing plans, pooled investment vehicles, and charitable organizations. As of December 31, 2005, CapitalWorks managed approximately $689 million in assets.

Gabelli Asset Management Company

The Adviser has entered into a sub-advisory agreement with Gabelli Asset Management Company (“Gabelli”), to manage a portion of the Fund’s assets. Gabelli is located at Gabelli Asset Management Company, One Corporate Center, Rye, New York 10580, and is a registered investment adviser, Gabelli provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit sharing plans, pooled investment vehicles, other corporate entities, and state and municipal governments. As of December 31, 2005, Gabelli and its affiliates managed approximately $27 billion in assets.

G2 Capital Management, LLC

The Adviser has entered into a sub-advisory agreement with G2 Capital Management, LLC (“G2”), to manage a portion of the Fund’s assets. G2 is located at G2 Capital Management, LLC, 7777 Girard Avenue, Suite 200, La Jolla, California 92037, and is a registered investment adviser. G2 provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, family offices, and institutional fund of funds. As of December 31, 2005, G2 managed approximately $23 million in assets.

Quattro Global Capital, LLC

The Adviser has entered into a sub-advisory agreement with Quattro Global Capital, LLC (“Quattro”), to manage a portion of the Fund’s assets. Quattro is located at 546 Fifth Avenue, 19th Floor, New York, New York 10036, and is a registered investment adviser. Quattro provides investment advice and portfolio management services to individually managed accounts for high net worth individual and institutional investors. As of December 31, 2005, Quattro managed approximately $815 million in assets.

Schultze Asset Management, LLC

The Adviser has entered into a sub-advisory agreement with Schultze Asset Management, LLC (“Schultze”), to manage a portion of the Fund’s assets. Schultze is located at 3000 Westchester Avenue, Purchase, New York 10577, and is a registered investment adviser. Schultze provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit sharing plans, and charitable organizations. As of December 31, 2005, Schultze managed approximately $386 million in assets.

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Smith Breeden Associates, Inc.

The Adviser has entered into a sub-advisory agreement with Smith Breeden Associates, Inc. (“Smith Breeden”), to manage a portion of the Fund’s assets. Smith Breeden is located at 100 Europa Drive, Suite 200, Chapel Hill, NC 27517, and is a registered investment adviser. Smith Breeden provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, charitable organizations, other corporate entities, state and municipal governments, and other endowments and foundations. As of December 31, 2005, Smith Breeden managed approximately $27 billion in assets.

Twin Capital Management, Inc.

The Adviser has entered into a sub-advisory agreement with Twin Capital Management, Inc. (“Twin Capital”), to manage a portion of the Fund’s assets. Twin Capital is located at 3244 Washington Road, Suite 202, McMurray, PA 15317, and is a registered investment adviser. Twin Capital provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit sharing plans, pooled investment vehicles, other corporate entities, and state and municipal governments. As of December 31, 2005, Twin Capital managed approximately $482 million in assets.

Weiss, Peck & Greer Investments

The Adviser has entered into a sub-advisory agreement with Weiss, Peck & Greer Investments (“WPG”), to manage a portion of the Fund’s assets. WPG is located at 909 Third Avenue, 32nd Floor, New York, New York 10022, and is a registered investment adviser. WPG provides investment advice and portfolio management services to individually managed accounts for high net worth individual and institutional investors. As of December 31, 2005, WPG managed approximately $14 billion in assets.

Zacks Investment Management, Inc.

The Adviser has entered into a sub-advisory agreement with Zacks Investment Management, Inc. (“Zacks”), to manage a portion of the Fund’s assets. Zacks is located at 155 North Wacker Drive, Suite 250, Chicago, IL 60606, and is a registered investment adviser. Zacks provides investment advice, management services and portfolio management services to individually managed accounts for individuals, high net worth individuals, banking or thrift institutions, investment companies, pension and profit sharing plans, and pooled investment vehicles. As of December 31, 2005, Zacks managed approximately $551 million in assets.

PORTFOLIO MANAGERS

Lee W. Schultheis has been the Chief Executive Officer, Chief Investment Officer and Managing Member of the Adviser since 2002. Prior to organizing the Adviser, Mr. Schultheis was Chief Operating Officer of Kinetics Asset Management, Inc. and President of Kinetics Funds Distributor, Inc. from 1999 - 2002. From 1995 to 1999, Mr. Schultheis was Managing Director and President of Vista Funds Distributor, Inc. Mr. Schultheis has more than 20 years of investment industry experience. Mr. Schultheis received a Bachelor of Science degree from Cornell University.

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Trust Advisors LLC (an affiliate of AIP and the Portfolio Research Consultant to the Fund)
Mr. Mark R. Tonucci is a Managing Director and co-founder of Trust Advisors LLC. Mr. Tonucci has more than 30 years experience in the investment management, mutual fund and trust industries. Mr. Tonucci holds a B.A. from Southern Connecticut State University and an MBA in Financial and Economics from the University of New Haven. Prior to forming Trust Advisors, Mr. Tonucci was a senior vice president at Evaluation Associates where he worked to develop an investment management practice to service the institutional market.

Mr. Michael E. Portnoy is a Managing Director and co-founder of Trust Advisors LLC. Mr. Portnoy’s responsibilities include product design, portfolio construction, sub-adviser due diligence, manager selection and performance reporting. Mr. Portnoy holds a B.A. from Ohio Wesleyan and an MBA from Capital University. Prior to forming Trust Advisors, Mr. Portnoy was a senior vice president at Evaluation Associates where he developed the firm’s institutional mutual fund and consulting business.

NET ASSET VALUE

The net asset value per share of the Fund will be determined at the close (generally 4:00 p.m.) of the New York Stock Exchange (“NYSE”) on each day it is open for business and will be computed by determining the aggregate market value of all assets of the Fund less its liabilities divided by the total number of shares outstanding. The NYSE is closed on weekends and most national holidays. The determination of net asset value for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of trading on the NYSE on that day. If events occur during the course of a day on which the Fund determines its NAV which, in the Adviser’s opinion, materially affect the value of one or more portfolio securities, these securities will be valued at their fair value as determined in good faith by the policies and procedures adopted by the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

Options and futures contracts listed for trading on a securities exchange or board of trade shall be valued: (a) at the last quoted price, or (b) at the mean of the last bid and asked prices. In the absence of a sale, Options not listed for trading on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.

Trading in Foreign Securities

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of portfolio securities, these securities will be valued at their fair value as determined in good faith by the Fund’s Board of Trustees.

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HOW TO PURCHASE SHARES

You may purchase shares of the Fund at net asset value without any sales or other charge by sending a completed application form to one of the following addresses:

Regular Mail	Express/Overnight Mail
AIP Alternative Strategies Funds (Alpha Series) c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53202-0701	AIP Alternative Strategies Funds (Alpha Series) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202-0701

Note: The Fund does not consider the U.S. Postal Services or other independent delivery service to be its agent.

Minimum and Additional Investment Amounts

The minimum initial investment for individuals, IRAs, corporations, partnerships and trusts is $10,000. The minimum for subsequent investments is $250. Shares of the Fund are offered on a continuous basis. The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, savings and loan, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with a note stating the name(s) on the account and the account number, to the above address.

Make all checks payable to “AIP Alternative Strategies Funds (Alpha Series).” All purchases by check must be in U.S. dollars. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. Also, to prevent check fraud, the Fund does not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. If your payment is not received or if you pay with a check that does not clear, your purchase will be canceled. In addition to any loss sustained by the Fund, a $25.00 charge may be imposed if your check does not clear. The Fund does not issue share certificates and their shares are not registered for sale outside of the United States. Shares are held in street name for the owners. The Fund reserves the right to reject any purchase in whole or in part.

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Application Form, you will be required to supply the Fund your full name, date of birth, social security number and permanent street address to assist the Fund in verifying your identity. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

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If the Fund does not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Purchase of shares of the Fund in a direct account with the Fund’s Transfer Agent is not available to foreign investors. Please consult your financial adviser to determine if you are eligible to purchase shares of the Fund through a qualified financial intermediary account.

When Order is Processed

All shares will be purchased at the net asset value per share next determined after the Fund receives your application or request in good order. All requests received in good order by the Fund before 4:00 p.m. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•  the name of the Fund
•  the dollar amount of shares to be purchased
•  a completed purchase application or investment stub
•  check payable to AIP Alternative Strategies Funds

Purchase through Brokers

You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor. The brokers or agents may set their own initial and subsequent investment minimums. Investors may be charged a fee if they effect transactions through a broker or agent. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption Orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption Orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption Order when an authorized broker or, if applicable, a broker’s authorized designee, receives the Order. Customer Orders will be priced at the Fund’s Net Asset Value next computed after they are received by an authorized broker or the broker’s authorized designee. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund. Brokers are responsible for placing orders promptly with the Fund and for forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund. You should carefully read the program materials provided to you by your servicing agent.

24

Purchase by Wire

To open an account or to make additional investments by wire, call 1-877-Low-Beta (1-877-569-2382) to notify the Fund of the incoming wire using the wiring instructions below:

U.S. Bank, N.A.
777 E. Wisconsin Ave
Milwaukee, WI 53202
ABA #: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit (fund name),
 (your name or the title on the account)
 (your account #)

Initial Investment - By wire
If you are making an initial investment in the Fund, before you wire funds the Fund’s transfer agent must have a completed Account Application, which is included with this Prospectus. Please contact the Fund’s transfer agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your completed Account Application, the transfer agent will establish an account for you and a service representative will contact your within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

For Subsequent Investments - By wire
If you are making a subsequent purchase, your bank should wire funds as indicated below. Before each wire purchase, you should be sure to notify the transfer agent at 1-877-Low-Beta (1-877-569-2382). It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Fund’s transfer agent. Your bank may charge you a fee for sending a wire to the Fund.

U.S. Bank, N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA #: 075000022
Credit: US Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit: (fund name)
                                   (your name/title on the account)
                           (account #)

Automatic Investment Plan

You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically debits money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. After making an initial investment of at least $10,000, you may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account. Please contact the Fund at 1-877-Low-Beta (1-877-569-2382) for more information about the Fund’s Automatic Investment Plan. Shareholders should notify the Fund’s transfer agent of any changes to their Automatic Investment Plan at least 5 days prior to the effective date. The Automatic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House (“ACH”). We are unable to debit mutual fund or “pass through” accounts.

25

Retirement Plans

You may purchase shares of the Fund for your individual retirement plans. Please call the Fund at 1-877-Low-Beta (1-877-569-2382) for the most current listing and appropriate disclosure documentation on how to open a retirement account.

Exchange Privilege

You may exchange your shares in the Fund for shares of any other fund offered by the Trust. If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of the other fund before exchanging shares into that fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares the Fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short or long term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s NAV. Exchange requests received after the close of the NYSE will be treated as though received on the next business day. An exchange of Fund shares held for less than 90 days may be subject to a 2.00% redemption fee. See “Redemption Fees” below.

REDEMPTIONS

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly to the Fund or through your investment representative.

Written Redemption Requests

You may redeem your shares by simply sending a written request to the Fund’s transfer agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. You should send your redemption request to:

Regular Mail	Express/Overnight Mail
AIP Alternative Strategies Funds (Alpha Series) c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53202	AIP Alternative Strategies Funds (Alpha Series) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Note: The Fund does not consider the U.S. Postal Services or other independent delivery service to be its agent.

26

Redeeming by Telephone

You may redeem shares having a value of less than $100,000 by telephone. The proceeds will be sent by mail to the address designated on your account, wired or electronic funds transferred directly to your existing account in any commercial bank or brokerage firm within the United States as designated on the Fund’s transfer agent’s records. To redeem by telephone, call 1-877-Low-Beta (1-877-569-2382). The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The telephone redemption privilege is automatically available to all new accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Fund, U.S. Bancorp Fund Services, LLC, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Fund or U.S. Bancorp Fund Services, LLC, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or U.S. Bancorp Fund Services, LLC, do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Wire Redemptions

If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to U.S. Bancorp Fund Services, LLC to cover costs associated with the transfer but U.S. Bancorp Fund Services, LLC does not charge a fee when transferring redemption proceeds by electronic funds transfer. In addition, your bank may impose a charge for receiving wires.

Systematic Withdrawal Plan

If your individual accounts, IRA or other qualified plan account have a current account value of at least $10,000, you may adopt a Systematic Withdrawal Plan to provide for monthly, quarterly or other periodic checks for any designated amount of $500 or more. If you wish to open a Systematic Withdrawal Plan, please indicate on your application or contact the Fund at 1-877-Low-Beta (1-877-569-2382).

When Redemptions are Sent

Once the Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined net asset value following your redemption request. If you purchase shares using a check, and soon after request a redemption, the Fund will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

27

Good Order

Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

•	The request should be in writing, indicating the number of shares or dollar amount to be redeemed;
•	The request must identify your account number;
•	The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and
•
If you request the redemption proceeds to be sent to an address other than that of record, or if the proceeds of a requested redemption exceed $100,000, the signature(s) on the request must be guaranteed by an eligible signature guarantor.

When You Need Signature Guarantees

The Fund’s transfer agent may require a signature guarantee for certain redemption requests such as redemption requests from IRA accounts, or redemption requests made payable to a person or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account transfers. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions.

In addition to the requirements discussed above, a signature guarantee may be needed for:

•	redemptions made by wire transfer;
•	redemptions payable other than exactly as the account is registered or for accounts whose ownership has changed;
•	redemptions mailed to an address other than the address on the account or to an address that has been changed within 15 days of the redemption request; or
•	redemptions over $100,000.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants from the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public cannot guarantee signatures.

Retirement Plans

If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to 10% withholding.

Redeeming through Broker

If shares of the Fund are held by a broker-dealer, financial institution, or other servicing agent, you must contact that servicing agent to redeem shares of the Fund. The servicing agent may charge a fee for this service.

28

Low Balances

If at any time your account balance falls below $10,000, the Fund may notify you that, unless the account is brought up to at least $10,000, your account could be closed. This will not apply to any account balances that drop below $10,000 due to a decline in net asset value. The Fund may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record. The Fund will not charge any redemption fee on involuntary redemptions.

Redemption Fees

The Fund is designed for long-term investors willing to accept the risks associated with a long-term investment. The Fund is not designed for short-term traders whose frequent purchases and redemptions can generate substantial cash flow. These cash flows can unnecessarily disrupt the Fund’s investment program. Short-term traders often redeem when the market is most turbulent, thereby forcing the sale of underlying securities held by the Fund at the worst possible time as far as long-term investors are concerned. Short-term trading drives up the Fund’s transaction costs, measured by both commissions and bid/ask spreads, which are borne by the remaining long-term investors. Additionally, redemption of short-term holdings may create missed opportunity costs for the Fund, as the Sub-Advisers are unable to take or maintain positions with certain securities employing certain strategies that require a longer period of time to achieve anticipated results.

For these reasons, the Fund assesses a 2.00% fee on the redemption of the Fund’s shares held for less than 90 days. Redemption fees will be paid to the Fund to help offset transaction costs.
The Fund will use the first-in, first-out (“FIFO”) method to determine the 90-day holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 90 days, the redemption fee will be assessed. The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Fund for a 90-day period from the date of purchase.

The redemption fee will not be charged on transaction involving the following:

1.	redemption of shares purchased through reinvested dividends or distributions;
2.	redemptions made under the Fund’s Systematic Withdrawal Plan, as these transaction are typically de minimus;
3.
redemptions made by participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans and Money Purchase Pension Plans);

4.
certain accounts under investment programs administered by financial intermediaries that represent to the Fund at the time of purchase that the shares are being purchased for an asset allocation program and that all short-term trading will be limited to periodic rebalancing of the program;

5.	redemption of shares through court mandate;
6.
redemption of accounts held under trust agreements at a trust institution held at the Fund in an omnibus account, however, the redemption fee will be assessed at the omnibus account level if the omnibus account is held at the Fund for less than 90 days; and

7.
redemption in instances where the Fund has received two business days advance notice that redemption is necessary, where it deems such redemption to not to be disadvantageous to the Fund’s cash flow on that particular day and where it deems such redemption to be in the best interests of shareholders.

29

While the Fund makes every effort to collect redemption fees, the Fund may not always be able to collect redemption fees on transactions effected through financial intermediaries. Financial intermediaries include omnibus accounts or retirement plans. The Fund relies upon financial intermediaries to collect redemption fees. There may be limitations on the ability of financial intermediaries to impose redemption fees on their clients. As a result, the Fund’s ability to collect redemption fees in omnibus accounts may be limited. Certain financial intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Fund’s redemption fee. If you invest in the Fund through a financial intermediary, please read that firm’s materials carefully to learn about any other restrictions or fees that may apply.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Fund is intended for long-term investors. The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows. These cash flows can be disruptive to the portfolio manager’s attempts to achieve a Fund’s objectives. Further, frequent short-term trading of Fund shares drives up the Fund’s transaction costs to the detriment of the remaining shareholders.

Funds that invest in overseas securities, where market timers may seek to take advantage of time zone differences and funds that invest in investments which are not frequently traded, may be targets of market timers.

For these reasons, the Fund uses a variety of techniques to monitor for and detect abusive trading practices. The Fund does not accommodate “market timers” and discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. The Board of Trustees had developed and adopted a market timing policy, which takes steps to reduce the frequency and effect of these activities in the Fund. These steps include, monitoring trading activity, using fair value pricing, as determined by the Fund’s Board of Trustees, when the Adviser determines current market prices are not readily available and a 2.00% redemption fee. These techniques may change from time to time as determined by the Fund in its sole discretion.

Trading Practices
Currently, the Fund reserves the right, in its sole discretion, to identify trading practices as abusive. The Fund may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive. In addition, the Fund reserves the right to accept purchases and exchanges if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.

30

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Fund does not have access to the underlying shareholder account information.

Fair Value Pricing
The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the Fund’s net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Trust’s Board of Trustees.

The Board of Trustees has also adopted procedures, which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser to the Fund holding such assets does not represent fair value. The Fund may also fair value a security if the Fund or the Adviser believe that the market price is stale. Other types of securities that the Fund may hold for which fair pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income and net capital gain in December. Both distributions will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are generally taxable to investors as ordinary income or qualified dividend income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. If you elect to have dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check into your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.

The Fund expects that, as a result of its investment objectives and strategies, its distributions will consist primarily of short-term capital gains, which are taxable as ordinary income. A portion of the ordinary income dividends paid to you by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation.

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Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or tax payer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the Fund’s shares. You should consult your own tax advisors to determine the tax consequences of owning Fund shares.

32

NOTICE OF PRIVACY POLICY
& PRACTICES

Your privacy is important to us. We are committed to maintaining the confidentiality, integrity and security of your personal information. When you provide personal information, we believe that you should be aware of policies to protect the confidentiality of that information.

We collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

*Not a part of the Prospectus

33

ALPHA HEDGED STRATEGIES FUND

Adviser	Alternative Investment Partners, LLC 701 Westchester Avenue, Suite 312-W White Plains, NY 10604
Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Legal Counsel	Blank Rome LLP 405 Lexington Avenue New York, NY 10174
Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Custodian	Custodial Trust Company 101 Carnegie Center Princeton, NJ 08540
Independent Registered Public Accounting Firm	PricewaterhouseCoopers, LLP 100 E. Wisconsin Avenue, Suite 1800 Milwaukee, WI 53202

For investors who want more information about the Funds, the following documents are available free upon request:

Statement of Additional Information (“SAI”): Additional information about the Fund is included in the SAI. The SAI is incorporated into this prospectus by reference (i.e., legally made a part of this prospectus). The SAI provides more details about the Fund’s policies and management. The SAI is available free of charge on the Fund’s website at www.aipfunds.com.

Annual and Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. The Fund’s annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. These reports are available free of charge on the Fund’s website at www.aipfunds.com.

To obtain free copies of these documents or other information about the Fund, or to make shareholder inquires about the Fund, please call 1-877-Low-Beta (1-877-569-2382). You may also write to:
AIP Alternative Strategies Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53202-0701

You may review and obtain copies of Fund information at the SEC Public Reference Room in Washington, D.C. Please call (202) 551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.
Investment Company Act File No: 811-21079

34

ALPHA HEDGED STRATEGIES FUND
A series of AIP Alternative Strategies Funds

A no-load, open-end, non-diversified investment company which seeks to achieve consistent absolute returns with moderate correlation to traditional financial market indices by engaging in various relative value and securities arbitrage strategies.

STATEMENT OF ADDITIONAL INFORMATION

March __, 2006

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Alpha Hedged Strategies Fund dated March __, 2006, a copy of which may be obtained without charge by contacting the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53202-0701 or by calling 1-877-Low-Beta.

TABLE OF CONTENTS

THE TRUST	1

INVESTMENT RESTRICTIONS	2

INVESTMENT OBJECTIVE AND POLICIES	4

MANAGEMENT	15

CONTROL PERSONS AND PRINCIPAL HOLDERS	20

INVESTMENT ADVISER, SUB-ADVISERS AND RESEARCH CONSULTANT	21

PROXY VOTING POLICIES AND PROCEDURES	28

THE DISTRIBUTOR	29

ALLOCATION OF PORTFOLIO BROKERAGE	30

PORTFOLIO HOLDINGS INFORMATION	30

PORTFOLIO TURNOVER	31

FUND ADMINISTRATION	32

FUND ACCOUNTING AND TRANSFER AGENT	32

CUSTODIAN	32

DESCRIPTION OF SHARES	33

PURCHASE, REDEMPTION AND PRICING OF SHARES	33

TAX STATUS	36

ANTI-MONEY LAUNDERING PROGRAM	38

PERFORMANCE INFORMATION	39

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	40

LEGAL COUNSEL	40

2

THE TRUST

AIP Alternative Strategies Funds (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on April 12, 2002. The Trust currently offers two series of shares to investors, Alpha Hedged Strategies Fund (formerly known as the Alpha Strategies I Fund) and Beta Hedged Strategies Fund (the “Fund”). The Fund is classified as a non-diversified series of the Trust and has its own investment objective and policies. The Trust may start another series and offer shares of a new fund under the Trust at any time.

The authorized capitalization of the Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share (the “Shares”). Shares of the Fund have equal voting rights and liquidation rights, and are voted in the aggregate and not by Fund except in matters where a separate vote is required by the Investment Company Act of 1940 (the “1940 Act”) or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for proposals when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Election to Invest Fund Assets Pursuant to Master/Feeder Fund Structure

In lieu of investing directly, the Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which the Fund would invest all or a portion of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Fund. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund’s current operational structure. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund’s methods of operation and shareholder services would not be materially affected by its investment in another investment company (“Master Portfolio”) having substantially the same investment objective and polices as the Fund, except that the assets of the Fund may be managed as part of a larger pool of assets. If the Fund invested all of its assets in a Master Portfolio, it would hold beneficial interests in the Master Portfolio; the Master Portfolio would directly invest in individual securities of other issuers. The Fund would otherwise continue its normal operation. The Board would retain the right to withdraw the Fund’s investment from a Master Portfolio at any time it determines that it would be in the best interest of shareholders to do so; the Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio.

The Board of Trustees has authorized this fundamental investment policy to facilitate a conversion to a Master/Feeder Fund Structure in the event that the Board of Trustees determines that such a conversion is in the best interest of the Fund’s shareholders. If the Board so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Fund’s Prospectus and Statement of Additional Information would be amended to reflect the implementation of the Fund’s conversion and its shareholders would be notified.

INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Fund as fundamental policies and may be changed only by the affirmative vote of a majority of the outstanding shares of the Fund. As used in this Statement of Additional Information and in the Fund’s prospectus, the term “majority of the outstanding shares of the Fund” means the vote of whichever is less:

(1)	67% or more of the Fund’s shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or

(2)	more than 50% of the Fund’s outstanding shares.

These investment restrictions provide that:

(1)	The Fund may not issue senior securities other than to evidence indebtedness, borrowings or short sales as permitted.

(2)	The Fund may not borrow money except that it may borrow:

(a)	for leveraging purposes,

(b)	from banks for temporary or emergency purposes, such as to meet unanticipated shareholder redemptions, or
(c)	by entering into reverse repurchase agreements,

if, immediately after any such borrowing, the value of the Fund’s assets, including all borrowings then outstanding less its liabilities, is equal to at least 300% of the aggregate amount of borrowings then outstanding (for the purpose of determining the 300% asset coverage, the Fund’s liabilities will not include amounts borrowed). Any such borrowings may be secured or unsecured. The Fund may issue securities (including senior securities) appropriate to evidence the indebtedness, including reverse repurchase agreements, which the Fund is permitted to incur.

(3)
The Fund may not underwrite or participate in the marketing of securities issued by other persons except to the extent that the Fund may be deemed to be an underwriter under federal securities laws in connection with the disposition of portfolio securities.

(4)
The Fund may not concentrate its investments in any industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities. For purposes of complying with this restriction, the Fund will look through to the securities of the Underlying Funds.

(5)
The Fund may not purchase or sell real estate or real estate mortgage loans as such, but this restriction shall not prevent the Fund from investing in readily marketable interests in real estate investment trusts, readily marketable securities of companies that invest in real estate, or obligations secured by real estate or interests therein.

(6)	The Fund will not lend any of its assets, except as permitted under the Securities Lending restrictions set forth in the Prospectus.

(7)	The Fund may not pledge, mortgage or hypothecate its assets, except to secure borrowings (as set forth above under Investment Restriction 2(a) above), or with respect to a securities lending program.

(8)	The Fund may not purchase or sell commodities or commodity contracts.

Non-fundamental investment restrictions may be amended by a majority vote of the Trustees of the Fund without obtaining shareholder approval. Under the non-fundamental investment restrictions, the Fund may not:

(1)
invest more than 15% of the value of its net assets, taken at the time of investment, in illiquid securities. Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days. Illiquid securities may include restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than 7 days after notice.

(2)
sell short securities having a total market value in excess of 100% of the value of the net assets of the Fund, and the value of the securities of any one issuer in which the Fund is short may not exceed the lesser of: (x) 10% of the value of the Fund’s net assets or (y) 10% of the securities of any class of any issuer.

(3)
(a) sell covered call options the underlying securities of which have an aggregate value (determined as of the date the calls are sold) exceeding 50% of the value of the net assets of the Fund; or (b) invest in put options to the extent that the premiums on protective put options exceed 25% of the value of its net assets; provided that the provisions of this paragraph shall not prevent the purchase, ownership, holding or sale of forward contracts with respect to foreign securities or currencies.

(4)	purchase securities of other investment companies, except in accordance with the 1940 Act.

If a particular percentage restriction on investment or utilization of assets as set forth above, is adhered to at the time an investment is made, a later change in percentage resulting from a change in values or assets will not constitute a violation. However, if at any time borrowings exceed 33 1/3% of total assets, the Fund must reduce its borrowings within three business days thereafter. The Fund may exchange securities, exercise any conversion rights or exercise warrants or any other rights to purchase common stock or other equity securities and may hold such securities so acquired without regard to the foregoing investment restrictions.

INVESTMENT OBJECTIVE AND POLICIES

The Fund’s investment objective is to achieve consistent absolute returns with low correlation to traditional financial market indices. There is no assurance that the Fund will achieve its objective.

The Fund is diversified under the 1940 Act. Pursuant to these requirements, the Fund will, among other things, limit its investments in the securities of any one issuer (other than U. S. Government securities or securities of other regulated investment companies) to no more than 25% of the value of the Funds total assets. In addition, the Fund, with respect to 25% of its total assets, will limit its investments in the securities of any issuer to 5% of the Fund’s total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer.

Under applicable federal laws, the diversification of the Fund’s holdings is measured at the time the Fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Then the Fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the Fund qualifying as a diversified fund under applicable federal laws.

A more detailed discussion of some of the investment strategies and policies described in the Prospectus (see “Investment Objective, Policies and Risks”) appears below:

Merger Arbitrage

Although a variety of strategies may be employed depending upon the nature of the reorganizations selected for investment, the most common merger arbitrage activity involves purchasing the shares of an announced acquisition target at a discount from the expected value of such shares upon completion of the acquisition. The size of the discount, or spread, and whether the potential reward justifies the potential risk are functions of numerous factors affecting the riskiness and timing of the acquisition. Such factors include the status of the negotiations between the two companies (for example, spreads typically narrow as the parties advance from an agreement in principle to a definitive agreement), the complexity of the transaction, the number of regulatory approvals required, the likelihood of government intervention on antitrust or other grounds, the type of consideration to be received and the possibility of competing offers for the target company.

Because the expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss should the transaction be unexpectedly terminated, Fund assets will not be committed unless the proposed acquisition or other reorganization plan appears to the Alternative Investment Partners, LLC (the “Adviser”) to have a substantial probability of success. The expected timing of each transaction is also extremely important since the length of time that the Fund’s capital must be committed to any given reorganization will affect the rate of return realized by the Fund, and delays can substantially reduce such returns. See “Portfolio Turnover.”

Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company and, as a result, may involve increased brokerage commission costs which will be borne directly by the Fund and ultimately by its investors. See “Allocation of Portfolio Brokerage” and “Portfolio Turnover.” Certain investments of the Fund may, under certain circumstances, be subject to rapid and sizable losses, and there are additional risks associated with the Fund’s overall investment strategy, which may be considered speculative.

Special Risks of Over-the-Counter Options Transactions

As part of its portfolio strategy, the Fund may engage in transactions in options that are traded over-the-counter (“OTC transactions”). OTC transactions differ from exchange-traded transactions in several respects. OTC transactions are transacted directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, OTC transaction pricing is normally done by reference to information from market makers, which information is carefully monitored by the Adviser and verified in appropriate cases.

As the OTC transactions are transacted directly with dealers, there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience a loss. An OTC transaction may only be terminated voluntarily by entering into a closing transaction with the dealer with whom the Fund originally dealt. Any such cancellation, if agreed to, may require the Fund to pay a premium to that dealer. In those cases in which the Fund has entered into a covered transaction and cannot voluntarily terminate the transaction, the Fund will not be able to sell the underlying security until the investment instrument expires or is exercised or different cover is substituted. In such cases, the Fund may not be able to sell an underlying security even though it might otherwise be advantageous to do so.

It is the Fund’s intention to enter into OTC transactions only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Fund, although there is no assurance that a dealer will voluntarily agree to terminate the transaction. There is also no assurance that the Fund will be able to liquidate an OTC transaction at any time prior to expiration. OTC transactions for which there is no adequate secondary market will be considered illiquid.

Additional Information on Investment Securities

The Fund may invest in the following types of securities including those discussed in the Prospectus:

EQUITY SECURITIES. The Fund will invest in equity securities consistent with the Fund’s investment objective and strategies. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Please see “Preferred Stock” below. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Please see “Convertible Securities” below.

To the extent the Fund invests in the equity securities of small or medium-size companies, it will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

PREFERRED STOCK. The Fund may invest in preferred stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer by dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

INVESTMENT COMPANY SECURITIES. The Fund may invest up to 25% of its assets in shares of other investment companies. The Fund may also invest in money market mutual funds in connection with its management of daily cash positions. The Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

The Fund’s investment in other investment companies may consist of shares of Exchange-Traded Funds (“ETFs”). ETFs are derivative securities whose value tracks a well-known securities index or basket of securities. The Fund’s investments in ETFs are subject to its limitations on investments in other investment companies. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

COMMERCIAL PAPER. Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations. The Fund will only invest in commercial paper rated A-1 by Standard & Poor’s Ratings Group (“Standard & Poor’s”) or Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”) or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor’s or Aa or better by Moody’s. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to each Fund’s policy with respect to illiquid investments unless, in the judgment of the Adviser, such note is liquid.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer’s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the issuer’s parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1. Issuers of commercial paper rated A (highest quality) by Standard & Poor’s have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated “A” or better, although in some cases “BBB” credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated A-1.

REPURCHASE AGREEMENTS. Repurchase agreements are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (a member bank of the Federal Reserve System or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to repurchase the securities at the agreed upon price, which obligation is in effect secured by the value of the underlying security. The Fund may enter into repurchase agreements with respect to obligations in which the Fund is authorized to invest.

WARRANTS. The Fund may invest a portion of its assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

INITIAL PUBLIC OFFERINGS. The Fund may purchase shares in initial public offerings (IPOs). Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Investing in IPOs have added risks because their shares are frequently volatile in price. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

FOREIGN SECURITIES. Subject to the Fund’s investment policies and quality standards, the Fund may invest in the securities of foreign issuers listed on foreign securities exchanges or over-the-counter markets, or which are represented by American Depository Receipts and listed on domestic securities exchange or traded in the United States on over-the-counter markets.

Because the Fund may invest in foreign securities, an investment in the Fund involves risks that are different in some respects from an investment in a fund that invests only in securities of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in United States markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States. Finally, there are many differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks compared to the United States. These differences could negatively impact foreign securities in which the Fund invests.

WRITING COVERED CALL OPTIONS. The Fund may write covered call options on equity securities to earn premium income, to assure a definite price for a security that the Fund has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period.

When writing call options on securities, the Fund may cover its position by owning the underlying security on which the option is written. Alternatively, the Fund may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and maintaining cash or liquid securities equal in value to the difference between the two exercise prices. In addition, a Fund may cover its position by depositing and maintaining cash or liquid securities equal in value to the exercise price of the call option written by the Fund. The principal reason for the Fund to write call options on securities held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

There is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

WRITING COVERED PUT OPTIONS. The Fund may write covered put options on equity securities to assure a definite price for a security if they are considering acquiring the security at a lower price than the current market price or to close out options previously purchased. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options.

When writing put options on securities, the Fund may cover its position by owning a put option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no lower than the exercise price of the put option written by the Fund or, if lower, by owning such put option and depositing and maintaining cash or liquid securities equal in value between the two exercise prices. In addition, a Fund may cover its position by depositing and maintaining cash or liquid securities equal in value to the exercise price of the put option written by the Fund.

The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case a Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised.

OPTIONS TRANSACTIONS GENERALLY. The Fund may write both covered and uncovered options. Option transactions in which the Fund may engage involve the specific risks described above as well as the following risks:

•	the writer of an option may be assigned an exercise at any time during the option period;
•	disruptions in the markets for underlying instruments could result in losses for options investors;
•	imperfect or no correlation between the option and the securities being hedged;
•	the insolvency of a broker could present risks for the broker’s customers; and
•	market imposed restrictions may prohibit the exercise of certain options.

In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The success of the Fund in using the option strategies described above depends, among other things, on the Adviser’s ability to predict the direction and volatility of price movements in the options and securities markets and the Adviser’s ability to select the proper time, type and duration of the options.

By writing call options, the Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit. The Fund may also seek to earn additional income through receipt of premiums by writing covered put options. The risk involved in writing such options is that there could be a decrease in the market value of the underlying security. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its then current market value.

The Fund may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. The purchase of a put option generally protects the value of portfolio holdings in a falling market, while the purchase of a call option generally protects cash reserves from a failure to participate in a rising market. In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the security increased by an amount greater than the premium paid. The Fund would realize a loss if the price of the security decreased or remained the same or did not increase during the period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.

The imperfect correlation in price movement between an option and the underlying financial instrument and/or the costs of implementing such an option may limit the effectiveness of the strategy. The Fund’s ability to establish and close out options positions will be subject to the existence of a liquid secondary market. Although the Fund generally will purchase or sell only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If an option purchased by the Fund expires unexercised, the Fund will lose the premium it paid. In addition, the Fund could suffer a loss if the premium paid by the Fund in a closing transaction exceeds the premium income it received. When the Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited.

CREDIT DERIVATIVES. The Fund may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying reference obligation in exchange for the underlying reference obligation. If the Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying reference obligation that may have little or no value following default. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying reference obligation in return for the receipt of the underlying reference obligation. The value of the underlying reference obligation received by the Fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if the Fund invests in the underlying directly.

BORROWING. The Fund may borrow to increase its portfolio holdings of securities. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

The Fund may also be deemed to be borrowing when entering into certain derivative transactions such as certain options, forwards or swap transactions. This type of borrowing is generally referred to as economic leverage.

The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of the Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with their lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the “Securities Act”). Securities which are otherwise not readily marketable and securities such as repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. The Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. The Fund will not knowingly invest more than 15% of the value of its net assets, taken at the time of investment, in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non negotiable fixed time deposits with maturates over seven days, over-the-counter options and certain restricted securities not determined by the Trustee to be liquid.

RESTRICTED SECURITIES: The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act. These securities are sometimes referred to as private placements. Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market. The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”). The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board of Trustees. The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

SHORT SALES: The Fund may employ various hedging techniques, such as short selling in an effort to reduce the risks associated with certain of its investments. For example, when the terms of a proposed acquisition call for the exchange of common stock and/or other securities, the common stock of the company to be acquired may be purchased and, at approximately the same time, the amount of the acquiring company’s common stock and/or other securities to be received may be sold short. The Adviser will make any such short sale with the intention of later closing out (or covering) the short position with the securities of the acquiring company received once the acquisition is consummated. The purpose of the short sale is to protect against a decline in the market value of the acquiring company’s securities prior to the acquisition’s completion. However, should the acquisition be called off or otherwise not completed, the Fund may realize losses on both its long position in the target company’s shares and its short position in the acquirer’s securities. At all times when the Fund does not own securities which are sold short, the Fund will maintain long securities available for collateral consisting of cash, cash equivalents and liquid securities equal in value on a daily marked-to-market basis to the securities sold short.

INVESTMENT IN PRIVATELY NEGOTIATED OPTIONS: The Fund may also invest in privately negotiated option contracts (each a "Private Option"). Generally, an option buyer negotiates with a bank or investment bank to buy a Private Option with contract terms that are more flexible than standardized exchange traded options. Under a Private Option contract, the buyer generally controls the length of the contract, the notional amount, and the asset or basket of securities comprising the reference portfolio that determines the value of the Private Option.

Private Options will generally have a term ranging from 12 to 60 months. The Fund may buy Private Options that will be based on an asset or a basket of securities (the "Basket") selected by the Adviser in accord with the Fund’s Investment Objective and approved by the counterparty (the "Counterparty"). The Basket may be comprised of securities that include common and preferred stock, government and private issuer debt (including convertible and non-convertible debt), options and futures contracts, limited partnership interests (including so-called "hedge funds") and shares of registered investment companies. During the term of a Private Option, the Adviser expects to have a limited right to modify the notional amount of the Private Option and the assets that comprise the Basket.

As with more traditional options, a Private Option will allow for the use of economic leverage without incurring risk beyond the amount of premium and related fees (the "Premium") paid for the Private Option. The Private Option will be structured so that it allows the Fund to benefit from an increase in the value of the Basket without owning the assets that comprise the Basket. Upon a decline in the value of the Basket, the Fund may lose all or a portion of the Premium paid for the Private Option. The Fund’s gain or loss may be magnified by writing the Private Option with reference to a much larger notional amount of the Basket than the Premium being paid by the Fund. At no time will the Fund or its shareholders be exposed to a risk of loss in excess of the Premium.

Upon the termination or expiration of a Private Option, the Fund will be entitled to receive from the Counterparty a cash payment (the "Settlement Price"), which is based on the change in value of the Basket serving as a benchmark for that Private Option. In no event will the Fund have the right to acquire the assets that comprise the Basket. The Settlement Price may reflect deductions for fees and an interest-equivalent amount payable to the Counterparty for establishing the Private Option. The Settlement Price will typically be payable to the Fund within a specified number of business days after termination or expiration of the Private Option. Any Private Option that does not require payment of the Settlement Price within seven calendar days after termination or expiration or that cannot be terminated by the Fund at any time will be treated as an illiquid asset.

The Counterparty will generally have the right to terminate a Private Option at any time prior to maturity. If the Basket does not sufficiently increase in value prior to termination or expiration, the Fund may still suffer losses even though the Basket increased in value because of fees and interest-equivalent amounts payable to the Counterparty or because the increase in value of the Basket has been insufficient to trigger a position settlement value.

The Counterparty to each Private Option will be a bank, financial institution, or an entity that is affiliated with either a bank or a financial institution with significant experience in the field of alternative investments. Each Counterparty will be one determined by the Adviser to be creditworthy and approved by the Fund’s Board, including a majority of the Independent Directors. Neither the Adviser nor the Fund will have any control over any hedging or similar techniques used by the Counterparty to attempt to ensure the Counterparty’s ability to perform under each Private Option. Likewise, neither the Adviser nor the Fund will have any claim on securities or other property, if any, which may be purchased by the Counterparty in connection with the Private Option. Should the Counterparty be unable to perform its obligations under a Private Option, then the Company could lose all or a portion of the Premium and the gain, if any, relating to such Private Option.

The following examples are intended to illustrate the basic structure and the gain or loss that the Fund might realize on Private Options. Certain details of a typical Private Option have been simplified for purposes of these examples.

Example A - Hypothetical Gain

The Adviser decides to acquire an interest in the increase (or decrease) in the value of securities that reflect the Fund’s investment objective (the "Securities"). On behalf of the Fund, the Adviser purchases a Private Option from a Counterparty using a Basket established under the Private Option that is comprised of the Securities. For example, the Fund may choose a notional amount of $150,000 and pay to the Counterparty a $50,000 up-front premium for the Private Option with the Fund entitled to any increase in value of the Basket in excess of $150,000. The Counterparty may or may not decide to purchase the notional value, $150,000, of the Securities that comprise the Basket in order to hedge its obligations under the Private Option. The Private Option is terminated after one year, at which time the value of the Index has increased to $180,000 and the Fund has paid $5,000 in fees and interest-equivalent payments. The Settlement Price would be calculated as $180,000 (the current notional amount), less $100,000 in economic leverage, and the Fund would have a net gain of $25,000 ($180,000 less $100,000 less $50,000 less $5,000).

Example B - Hypothetical Loss

The Adviser purchases a Private Option under the terms described above. However, upon termination of the Private Option the value of the Basket has declined to $120,000. The Settlement Price would be calculated as $120,000, less $100,000 in economic leverage, and the Fund would have a net loss of $35,000 ($120,000 less $100,000 less $50,000 less $5,000).

EQUITY SWAP AGREEMENTS: The Fund may also enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on, or increase in value of a particular dollar amount invested in a “basket” of particular securities or securities representing a particular index.
Forms of swap agreements include:

(1)	equity or index caps, under which, in return for a premium, one party agrees to make payment to the other to the extent that the return on securities exceeds a specified rate, or “cap”;

(2)	equity or index floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that the return on securities fall below a specified level, or “floor”; and

(3)	equity or index collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against movements exceeding given minimum or maximum levels.

Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the counterparty is obligated to pay the amount of any net depreciation.

The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 10% of the Fund’s net assets.

Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Adviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund’s repurchase agreement guidelines. Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund’s ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

TEMPORARY INVESTMENTS: The Fund may adopt temporary defensive positions by investing up to 100% of its net assets in positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. Depending upon the level of merger activity and other economic and market conditions, the Fund may invest temporarily a substantial portion of its assets in:

▪	cash or cash equivalents, including money market instruments such as Treasury bills and other short-term obligations of the United States Government, its agencies or instrumentalities;

▪
commercial paper rated A-1 by S&P or Prime-1 by Moody’s. In the case where commercial paper has received different ratings from different rating services, such commercial paper is acceptable so long as at least one rating is in the highest categories of the nationally recognized rating organizations described above; obligations of the U.S. government or its agencies or instrumentalities; and

▪	repurchase agreements;

To the extent the Fund invests in these temporary investments, the Fund may not reach its investment objective.

MANAGEMENT

The business of the Trust is managed under the direction of the Board of Trustees in accordance with the Declaration of Trust of the Trust, which has been filed with the Securities and Exchange Commission and is available upon request. The Board of Trustees consists of five individuals, four of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). Pursuant to the Declaration of Trust, the Trustees shall elect officers including a president, secretary and treasurer. The Board of Trustees retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses that, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties. Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

Independent Trustees

Name, Address and Age	Position*	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Joseph E. Breslin (51) 701 Westchester Avenue, Suite 312-W, White Plains, NY 10604	Trustee and Chairman	Indefinite Term since 2004
Chief Operating Officer, Aladdin Capital Management LLC (February 2005 to Present); Independent Investment Management Services Consultant, Whitehall Asset Management (May 2003 to January 2005); Senior Managing Director, Marketing & Sales, Whitehall Asset Management, a financial services company (September 1999 to March 2003); President, J.E. Breslin & Co., an investment management consulting firm (1994 to 1999).

				Two	Andrx Corporation; Kinetics Mutual Funds, Inc. (mutual fund) from 2000 - Present; Kinetics Portfolios Trust (mutual fund) from 2000 - Present.
Robert Anderson (65) 701 Westchester Avenue, Suite 312-W White Plains, NY 10604	Trustee	Indefinite Term since 2002	Senior Vice President Aquila Management Corp. since 1998; From 1995 to 1998 Consultant for The Wadsworth Group.	Two	None
Joyce P. Montgomery Rocklin (55) 701 Westchester Avenue, Suite 312-W White Plains, NY 10604	Trustee	Indefinite Term since 2002	Vice President, JES Promotions (2003 to Present); Retired; Bank and Investment Company Consultant; Retired Financial Services Marketing Executive (2000 - 2003).	Two	None

Name, Address and Age	Position*	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Thomas Mann (55) 701 Westchester Avenue, Suite 312-W White Plains, NY 10604	Trustee	Indefinite Term since 2002	Managing Director, SG Constellation (1994 to Present); Managing Principal, Constellation Financial Management Company LLC.	Two	None

Interested Trustee

Name, Address and Age	Position*	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Stephen G. Bondi (47) 800 Third Avenue, 22nd Floor New York, NY 10022	Interested Trustee, Treasurer and Chief Financial Officer	Indefinite Term since 2004	Chief Financial Officer and Senior Vice President of Asset Alliance Corporation (an investment holding company) and certain related entities (2000- present).	Two	None
*Mr. Bondi is an “interested” Trustee because of his affiliation with Asset Alliance, which owns a controlling interest in AIP.

Officers

Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Lee Schultheis (49) 701 Westchester Avenue, Suite 312-W White Plains, NY 10604	President	Indefinite Term since 2004
Chief Executive Officer of the Adviser (2004 - Present); Managing Member and Chief Investment Officer of the Adviser (2002 to Present); Chief Operating Officer of Kinetics Asset Management, Inc. and President of Kinetics Funds Distributor, Inc. (1999 to 2002)

				N/A	N/A

Stephen G. Bondi (47) 800 Third Avenue, 22nd Floor New York, NY 10022	Treasurer and Chief Financial Officer	Indefinite Term since 2004	See above.	See above.	See above.

Kristina Labermeier (26) 701 Westchester Avenue, Suite 312-W White Plains, NY 10604	Secretary and Chief Compliance Officer	Indefinite Term since 2005	Chief Compliance Officer of the Adviser (April 2005 to Present); Compliance Officer of U.S. Bancorp Fund Services, LLC (2002 to 2005); Student prior to 2002.	N/A	N/A

Board Committees

Audit Committee

The members of the Audit Committee of the Board of Trustees are Mr. Breslin, Mr. Anderson, Mr. Mann and Ms. Montgomery Rocklin, each an Independent Trustee. Mr. Anderson is the chairperson of the Audit Committee. The Audit Committee oversees the Fund’s financial reporting process, reviews audit results and recommends annually to the Trust a firm of independent certified public accountants and plans to meet at least once annually. The Audit Committee met twice during the last fiscal year.

Nominating Committee

The members of the Nominating Committee of the Board of Trustees are all Independent Trustees and are Mr. Breslin, Ms. Montgomery Rocklin, Mr. Mann and Mr. Anderson. Ms. Montgomery Rocklin is the chairperson of the Nominating Committee. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is from time to time considered necessary or appropriate. The Nominating Committee does not accept shareholder nominations for candidates for the Board. The Nominating Committee met once during the last fiscal year.

Valuation Committee

The members of the Valuation Committee of the Board of Trustees are Mr. Breslin, Mr. Mann, Ms. Montgomery Rocklin and Mr. Anderson, each an Independent Trustee. Mr. Anderson is the chairperson of the Valuation Committee. The Valuation Committee is responsible for monitoring the valuation of portfolio securities and other investments, and, as required by the Trust’s valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors. The Valuation Committee met four times during the last fiscal year.

Qualified Legal Compliance Committee

The members of the Qualified Legal Compliance Committee (“QLCC”) of the Board of Trustees are Mr. Breslin, Mr. Mann, Ms. Montgomery Rocklin and Mr. Anderson, each an Independent Trustee. The Qualified Legal Compliance Committee is responsible for compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by the issuer who appear and practice before the Securities and Exchange Commission on behalf of the issuer (the issuer attorneys). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities). The QLCC did not have reason to meet during the past fiscal year.

Compensation

Each Trustee who is not affiliated with the Trust or the Adviser will receive an annual salary in the amount of $10,000 per year and shall receive a fee of $1,000 per regular or special meeting attended, as well as reimbursement for any reasonable expenses incurred attending the meetings. “Interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees will receive from the Trust during a fiscal year and assumes that the Fund is fully operational and the Trustees have attended all quarterly meeting. Currently, the Trust does not have a bonus, profit sharing, pension or retirement plan.

Name of Person/Position	Aggregate Compensation From the Fund[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust Paid to Trustees1,
Stephen Bondi, Trustee	$0	$0	$0	$0
Joseph Breslin, Trustee	$6,500	$0	$0	$6,500

Name of Person/Position	Aggregate Compensation From the Fund[1]	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust Paid to Trustees1,
Robert Anderson, Trustee	$6,000	$0	$0	$6,000
Joyce Montgomery Rocklin, Trustee	$6,500	$0	$0	$6,500
Thomas Mann, Trustee	$6,000	$0	$0	$6,000
[1]	Under the Operating Services Agreement, the Adviser pays the Board of Trustees expenses. These amounts represent payment by the Adviser to each Trustee.

Management Ownership

As of December 31, 2005 the officers and Trustees, as a group, owned 0.56% of the Fund’s outstanding shares. The following table shows the dollar range of shares beneficially owned by each Trustee in the Fund as of December 31, 2005:

Name of Person/Position	Aggregate Dollar Range of Equity Securities Beneficially Owned
Stephen Bondi	$0
Joseph Breslin	$0
Robert Anderson	$10,001 - $50,000
Joyce Montgomery-Rocklin	$50,001 - $100,000
Tomas Mann	$10,001 - $50,000

Furthermore, as of December 31, 2005 neither the Independent Trustees nor members of their immediate family owned securities beneficially or of record in the Adviser, the Fund’s principal underwriter, or an affiliate of the Adviser or principal underwriter. Accordingly, neither the Independent Trustees nor members of their immediate family have direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the Fund’s principal underwriter or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Adviser, the Fund’s principal underwriter or any affiliate thereof was a party.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of December 31, 2005, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Name and Address	Number of Shares	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery St. San Francisco, CA 94104-4122	6,986,742	55.15%	R

National Financial Services LLC 200 Liberty Street New York, NY 10281-1003	2,158,108	17.04%	R

National Investor Services 55 Water St., 32nd Floor New York, NY 10041	2,022,771	15.97%	R

INVESTMENT ADVISER, SUB-ADVISERS AND
RESEARCH CONSULTANT

Investment Adviser, Advisory Agreement and Operating Services Contract

Alternative Investment Partners, LLC, 701 Westchester Avenue, Suite 312-W, White Plains, New York 10604, the Fund’s Investment Adviser (the “Adviser”), is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisers Act of 1940. Lee W. Schultheis is the Chief Executive Officer, Chief Investment Officer and Managing Member of the Adviser. The Adviser is owned jointly by Mr. Schultheis and Asset Alliance Corporation, 800 Third Avenue, 22nd Floor, New York, NY 10022 (“Asset Alliance”). Mr. Schultheis and Asset Alliance each own a controlling interest (as defined in the 1940 Act) in the Adviser. Asset Alliance is also affiliated with the Research Consultant used by the Adviser to assist in selecting Sub-Advisers. Asset Alliance is a Delaware corporation established on February 1, 1996 as a multi-faceted investment management firm, specializing in alternative investment management - specifically hedge funds and hedge fund products. As of December 31, 2005, Asset Alliance and its affiliated managers managed approximately $3.3 billion through various alternative investment products. Through its wholly owned subsidiary, Asset Alliance Advisors, Inc., a Delaware corporation established in 1997 (“Asset Alliance Advisors”), Asset Alliance manages investment products for high net worth and institutional investors, and provides advisory services to organizations worldwide. Asset Alliance Advisors is registered with the U.S. Securities and Exchange Commission as a registered investment adviser under the Investment Advisers Act of 1940, as amended and is registered with the U.S. Commodity Futures Commission and the National Futures Association as a commodity pool operator and a commodity trading advisor.

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Adviser, the Adviser:

(1)	manages the investment operations of the Fund and the composition of its portfolio, including the purchase, retention and disposition of securities in accordance with the Fund’s investment objective,

(2)	provides all statistical, economic and financial information reasonably required by the Fund and reasonably available to the Adviser,

(3)	provides the Custodian of the Fund’s securities on each business day with a list of trades for that day, and

(4)	provides persons satisfactory to the Trust’s Board of Trustees to act as officers and employees of the Trust.

Under the terms of the Operating Services Agreement (the “Services Contract”) between the Trust and the Adviser, the Adviser pays the following Fund’s expenses, including, without limitation:

(1)	the costs incurred in connection with registration and maintenance of its registration under the Securities Act, as amended, the 1940 Act, as amended, and state securities laws and regulations,
(2)	preparation of and printing and mailing reports, notices and prospectuses to current shareholders,
(3)	transfer taxes on the sales of the Fund’s shares
(4)	custodial, shareholder transfer charges and fees of the Fund’s distributor,
(5)	legal (excluding litigation to which the Fund may be a party), auditing and accounting expenses,
(6)	expenses of servicing shareholder accounts,
(7)	insurance expenses for fidelity and other coverage,
(8)	fees and expenses of Trustees who are not “interested persons” within the meaning of the 1940 Act, and
(9)	expenses of Trustee and shareholder meetings.

The Services Contract provides that the Fund pays the following Fund’s expenses, including, without limitation,

(1)	transfer taxes on the sales of portfolio securities,
(2)	brokerage commissions,
(3)	taxes owed to Federal and State jurisdictions by the Fund,
(4)	Interest expense on Fund borrowing, and
(5)	Dividends paid out on short sales.

The Fund is also liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Fund has an obligation to indemnify each of its officers and Trustees with respect to such litigation but not against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Adviser receives an advisory fee, payable monthly, for the performance of its services at an annual rate of 2.50% of the average daily net assets of the Fund. The fee will be accrued daily for the purpose of determining the offering and redemption price of the Fund’s shares.

The Adviser receives an operating services fee, payable monthly, for the performance of its services at an annual rate of 1.24% of the average daily net assets of the Fund. In addition, the Adviser receives 0.25% for services performed under the Shareholder Services Agreement. These shareholder services may be performed by the Adviser directly or by others on behalf of the Adviser, and may include, among other things, assisting shareholders in processing their purchase, exchange, or redemption requests, processing dividend and distribution payments, or other administrative overhead associated with servicing the Fund’s shareholders. The operating services fee and the shareholder services fee will be accrued daily for the purpose of determining the offering and redemption price of the Fund’s shares.

The combined effect of the Advisory Agreement, Services Contract and Shareholder Servicing Agreement is to place a cap or ceiling on the Fund’s ordinary annual operating expenses at 3.99% of the average daily net assets of the Fund, excepting brokerage commissions and portfolio trading transfer tax, interest on Fund borrowing, dividends paid on short sales, taxes, litigation and other extraordinary expenses.

During the fiscal year ending July 31, 2005, the Adviser accrued: (a) $1,511,398 in fees for its advisory services performed on behalf of the Fund; (b) $749,654 in fees for its services performed under the Services Contract with the Fund; and (c) $151,140 in shareholder services fees. During the fiscal year ending July 31, 2004, the Adviser accrued: (a) $ 320,150 in fees for its advisory services performed on behalf of the Fund; (b) $ 158,794 in fees for its services performed under the Services Contract with the Fund; and (c) $ 32,015 in shareholder services fees. During the fiscal period September 23, 2002 through July 31, 2003, the Adviser accrued: (a) $252,607 in fees for its advisory services performed on behalf of the Fund; (b) $125,293 in fees for its services performed under the Services Contract with the Fund; and (c) $25,261 in shareholder services fees.

The Advisory Agreement, Services Contract and Shareholder Servicing Agreement will each continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Fund’s Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Fund’s Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Contract, Services Contract and Shareholder Servicing Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Fund’s Trustees or by the Adviser, or by holders of a majority of the Fund’s outstanding shares. The Advisory Contract, Services Contract and Shareholder Servicing Agreement shall terminate automatically in the event of its assignment.

Research Consultant

The Adviser has decided to retain the services of a research consultant to aid with the selection of sub-advisers to the Fund. Trust Advisors, LLC (the “Research Consultant”), an investment adviser registered with the Securities and Exchange Commission, located at 501 Kings Highway East, Suite 204, Fairfield, CT 06825 will provide the Adviser with background information and other such research on Sub-Advisers and prospective sub-advisers. The Adviser utilizes the services of the Research Consultant to conduct a comprehensive review of each Sub-Adviser, its investment process and organization. The Research Consultant shall provide the Adviser with research on a wide range of factors on each Sub-Adviser including, but not limited to, past investment performance during various market conditions, investment strategies and processes used, structures of portfolios and risk management procedures, reputation, experience and training of key personnel, correlation of results with other Sub-Advisers and assets under management and number of clients. The Adviser and/or Research Consultant will conduct interviews of each Sub-Advisers’ personnel as well as interviews with third party references and industry sources. The Adviser will allocate the assets of the Fund among the Sub-Advisers based on the research conducted by the Research Consultant. The Adviser and Research Consultant are affiliated entities and the fees payable with respect to the services provided by the Research Consultant are paid by the Adviser. For the fiscal period September 23, 2002 through July 31, 2003, the Research Consultant received from the Adviser $25,261 for its services on behalf of the Fund. For the fiscal year ending July 31, 2004, the Research Consultant received from the Adviser $32,102 on behalf of the Fund. For the fiscal year ending July 31, 2005, the Research Consultant received from the Adviser $151,140 on behalf of the Fund.

Sub-Advisers

In order to facilitate the efficient supervision and management of the Sub-Advisers by the Adviser and the Trustees, the Trust and the Adviser applied for, and the SEC approved, an exemptive order, which is also applicable to the Underlying Funds in the Underlying Funds Trust, that permits the Adviser, subject to certain conditions and approval by the Board of Trustees, but without shareholder approval, to hire new Sub-Advisers, change the terms of particular agreements with Sub-Advisers or continue the employment of existing Sub-Advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement. Within 60 days of employing a new Sub-Adviser, shareholders will receive notification of the change. The Trust currently engages the following Sub-Advisers to conduct the investment programs of the Fund pursuant to separate sub-advisory agreements with the Adviser (“Sub-Adviser Agreements”):

Alpha Equity Management LLC

The Adviser has entered into a sub-advisory agreement with Alpha Equity Management LLC (“Alpha Equity”), to manage a portion of the Fund’s assets. Alpha Equity is located at Alpha Equity Management LLC, 19A Ensign Drive, Avon, Connecticut 06001, and is a registered investment adviser. Alpha Equity provides investment advice and portfolio management services to individually managed accounts for high net worth and institutional investors. As of December 31, 2005, Alpha Equity managed approximately $67 million in assets.

Apis Capital Advisers, LLC

The Adviser has entered into a sub-advisory agreement with Apis Capital Advisers, LLC (“Apis”), to manage a portion of the Fund’s assets. Apis is located at Apis Capital Advisers, LLC, 1445 East Putnam Avenue, Old Greenwich, Connecticut 06870, and is a registered investment adviser. Apis provides investment advice and portfolio management services to individually managed accounts for high net worth investors. As of December 31, 2005, Apis managed approximately $97 million in assets.

CapitalWorks Investment Partners, LLC

The Adviser has entered into a sub-advisory agreement with CapitalWorks Investment Partners, LLC (“CapitalWorks”), to manage a portion of the Fund’s assets. CapitalWorks is located at 402 West Broadway, 25th Floor, San Diego, CA 92101, and is a registered investment adviser. CapitalWorks provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit sharing plans, pooled investment vehicles, and charitable organizations. As of December 31, 2005, CapitalWorks managed approximately $689 million in assets.

Gabelli Asset Management Company

The Adviser has entered into a sub-advisory agreement with Gabelli Asset Management Company (“Gabelli”), to manage a portion of the Fund’s assets. Gabelli is located at Gabelli Asset Management Company, One Corporate Center, Rye, New York 10580, and is a registered investment adviser, Gabelli provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit sharing plans, pooled investment vehicles, other corporate entities, and state and municipal governments. As of December 31, 2005, Gabelli and its affiliates managed approximately $27 billion in assets.

G2 Capital Management, LLC

The Adviser has entered into a sub-advisory agreement with G2 Capital Management, LLC (“G2”), to manage a portion of the Fund’s assets. G2 is located at G2 Capital Management, LLC, 7777 Girard Avenue, Suite 200, La Jolla, California 92037, and is a registered investment adviser. G2 provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, family offices, and institutional fund of funds. As of December 31, 2005, G2 managed approximately $23 million in assets.

Quattro Global Capital, LLC

The Adviser has entered into a sub-advisory agreement with Quattro Global Capital, LLC (“Quattro”), to manage a portion of the Fund’s assets. Quattro is located at 546 Fifth Avenue, 19th Floor, New York, New York 10036, and is a registered investment adviser. Quattro provides investment advice and portfolio management services to individually managed accounts for high net worth individual and institutional investors. As of December 31, 2005, Quattro managed approximately $815 million in assets.

Schultze Asset Management, LLC

The Adviser has entered into a sub-advisory agreement with Schultze Asset Management, LLC (“Schultze”), to manage a portion of the Fund’s assets. Schultze is located at 3000 Westchester Avenue, Purchase, New York 10577, and is a registered investment adviser. Schultze provides investment advice and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit sharing plans, and charitable organizations. As of December 31, 2005, Schultze managed approximately $386 million in assets.

Smith Breeden Associates, Inc.

The Adviser has entered into a sub-advisory agreement with Smith Breeden Associates, Inc. (“Smith Breeden”) to manage a portion of the Fund’s assets. Smith Breeden is located at 100 Europa Drive, Suite 200, Chapel Hill, NC 27517, and is a registered investment adviser. Smith Breeden provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, banking and thrift institutions, investment companies, pension and profit sharing plans, pooled investment vehicles, charitable organizations, other corporate entities, state and municipal governments, and other endowments and foundations. As of December 31, 2005, Smith Breeden managed approximately $27 billion in assets.

Twin Capital Management, Inc.

The Adviser has entered into a sub-advisory agreement with Twin Capital Management, Inc. (“Twin Capital”), to manage a portion of the Fund’s assets. Twin Capital is located at 3244 Washington Road, Suite 202, McMurray, PA 15317, and is a registered investment adviser. Twin Capital provides investment advice, management services and portfolio management services to individually managed accounts for high net worth individuals, investment companies, pension and profit sharing plans, pooled investment vehicles, other corporate entities, and state and municipal governments. As of December 31, 2005, Twin Capital managed approximately $482 million in assets.

Weiss, Peck & Greer Investments

The Adviser has entered into a sub-advisory agreement with Weiss, Peck & Greer Investments (“WPG”), to manage a portion of the Fund’s assets. WPG is located at 909 Third Avenue, 32nd Floor, New York, New York 10022, and is a registered investment adviser. WPG provides investment advice and portfolio management services to individually managed accounts for high net worth individual and institutional investors. As of December 31, 2005, WPG managed approximately $14 billion in assets.

Zacks Investment Management, Inc.

The Adviser has entered into a sub-advisory agreement with Zacks Investment Management, Inc. (“Zacks”), to manage a portion of the Fund’s assets. Zacks is located at 155 North Wacker Drive, Suite 250, Chicago, IL 60606, and is a registered investment adviser. Zacks provides investment advice, management services and portfolio management services to individually managed accounts for individuals, high net worth individuals, banking or thrift institutions, investment companies, pension and profit sharing plans, and pooled investment vehicles. As of December 31, 2005, Zacks managed approximately $551 million in assets.

The Adviser pays the Sub-Advisers an annual fee out of its advisory fee based on the average daily net assets of the Fund allocated to, and managed, by each Sub-Adviser.

Sub-Adviser Agreements

Each of the Sub-Adviser Agreements provide that the Sub-Adviser will formulate and implement a continuous investment program for the Fund in accordance with the Fund’s objective, policies and limitations and any investment guidelines established by the Adviser. Each Sub-Adviser will, subject to the supervision and control of the Adviser, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by the Fund, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions. The Sub-Advisers are required to furnish at its own expense all investment facilities necessary to perform its obligations under the Sub-Adviser Agreements.

Each Sub-Adviser Agreement will continue in effect from year to year, provided it is approved at least annually by a vote of the majority of the Trustees, where applicable, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval. Each Sub-Adviser Agreement may be terminated without penalty at any time by the Adviser or the Sub-Adviser on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as that term is defined in the 1940 Act).

Portfolio Managers

The following section provides information regarding each portfolio managers' compensation, other accounts managed, material conflicts of interests, and any ownership of securities in the Fund. Each portfolio manager or team member is referred to as a portfolio manager below. The portfolio managers are shown together in this section only for ease in presenting the information and should not be viewed for purposes of comparing the portfolio managers or their firms against one another. Each firm is a separate entity that may employ different compensation structures, may have different management requirements, and each portfolio manager may be affected by different conflicts of interest.

Other Accounts Managed by Portfolio Managers

The table below identifies, for each portfolio manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are based on account performance, this information is reflected in separate tables below. Information in all tables is shown as of December 31, 2005. Asset amounts are approximate and have been rounded.

Portfolio Manager (Firm)	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Lee Schultheis (AIP)	1	$154 million	0	$0.00	0	$0.00
Mark Tonucci (Trust Advisors LLC)	0	$0.00	1	$112 million	0	$0.00
Michael E. Portnoy (Trust Advisors LLC)	0	$0.00	1	$112 million	0	$0.00

The following table reflects information regarding accounts for which the portfolio manager has day-to-day management responsibilities and with respect to which the advisory fee is based on account performance. Information is shown as of December 31, 2005. Asset amounts are approximate and have been rounded.

Other Accounts That Pay Performance-Based Advisory Fees Managed by Portfolio Managers

Portfolio Manager (Firm)	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Lee Schultheis (AIP)	0	$0.00	0	$0.00	0	$0.00
Mark Tonucci (Trust Advisors LLC)	0	$0.00	0	$0.00	0	$0.00
Michael E. Portnoy (Trust Advisors LLC)	0	$0.00	0	$0.00	0	$0.00

Material Conflicts of Interest

Actual or apparent material conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances. Each sub-adviser may manage other accounts that have similar investment objectives or strategies. Portfolio managers of each of the sub-advisors who manage other investment accounts in addition to the Fund may be presented with the potential conflicts.

Any material conflicts of interest which may arise in connection with a sub-adviser’s management of the Fund's investments and the management of the investments of other accounts are addressed primarily through each sub-adviser allocation policies. The sub-advisers attempt to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for the Fund and another advisory account.

Compensation Structure and Methods

The following section describes the structure of, and the methods used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each of the Fund’s portfolio managers as of December 31, 2005.

Securities Owned in the Fund by Portfolio Managers.

As of December 31, 2005, the portfolio managers owned the following equity securities in the Fund:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund (None, $1 - $10,000, $10,001 - $50,000, $50,001 - $100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies overseen by Portfolio Manager in Family of Investment Companies
Lee Schultheis
Mark Tonucci
Michael E. Portnoy

Codes of Ethics

The Fund, the Adviser, the Sub-Advisers and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the code of ethics, the Trustees are permitted to invest in securities that may also be purchased by the Fund.

Proxy Voting Policies and Procedures

The Adviser provides a voice on behalf of shareholders of the Fund. The Adviser views the proxy voting process as an integral part of the relationship with the Fund. The Adviser is also in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly. Therefore, the Fund delegates its authority to vote proxies to the Adviser, subject to the supervision of the Board of Trustees. The Fund, through the Chief Investment Strategist or designated Sub-Adviser, will conduct a thorough review of and analysis of the underlying company’s proxy statements and vote proxies in accordance with the Fund’s Proxy Voting Policies and Procedures (“Policies and Procedures”), as summarized below. The Fund also has a designated Proxy Administrator who is responsible for ensuring that all Fund proxy matters are communicated to the Chief Investment Strategist or designated Sub-Adviser. The fundamental purpose of the Policies and Procedures is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, and that maximizes the value of the Fund’s investment.

Policies and Procedures

The Policies and Procedures recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term strategic direction, subject to the oversight of the company’s board of directors. Accordingly, the Fund believes that the recommendation of management on most issues deserves weight in determining how proxy issues should be voted. The company’s position, however, will not be supported in any situation where the Chief Investment Strategist reasonably believes that it is not in the best interest of the Fund or a particular company. It is anticipated that most votes will be consistent with the guidelines set forth in the Policies and Procedures; however, the Chief Investment Strategist, or designated Sub-Adviser, may occasionally take an independent view on certain issues and vote differently. Votes inconsistent with the Policies and Procedures are reviewed for reasonableness.

Certain of the Fund’s proxy voting guidelines as set forth in the Policies and Procedures are summarized below:

•	vote AGAINST proposals to require supermajority shareholder vote,
•	vote FOR shareholder proposals to ask a company to submit its poison pill for shareholder ratification,
•	vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating their duty of care.

Although many proxy proposals can be voted in accordance with the Fund’s Policies and Procedures, some proposals (such as votes on proposals regarding director nominees or votes on compensation plans for directors) will require special consideration, and the Chief Investment Strategist will make a decision on a case-by-case basis in these situations.

Conflicts of Interest

Occasionally, the Adviser, or a Sub-Adviser or an affiliate, may be subject to conflicts of interest in the voting of Fund proxies due to business or personal relationships. In most cases, to the extent that there is little or no discretion to deviate from the Fund’s Policies and Procedures on the proposal in question, proxies will be voted in accordance with such pre-determined guidelines. In other situations, the Chief Investment Strategist or designated Sub-Adviser may defer to the voting recommendation of either the Fund’s Audit Committee, a non-conflicted party, an independent third party proxy voting service provider; or in consultation with legal counsel, to determine the appropriate method to resolve the conflict of interest.

More Information

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 (starting with the year ending June 30, 2006) is available without charge, upon request by calling toll-free, 1-877-Low-Beta or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling 1-877-Low-Beta and will be sent within three business days of receipt of a request.

THE DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of July 30, 2002 (the “Distribution Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the NASD. The offering of the Fund’s shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares. No affiliated persons of the Fund are affiliated persons of the Distributor.

The Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board of Trustees or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distributor Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Fund on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Trust. The Distributor Agreement will automatically terminate in the event of its assignment.

ALLOCATION OF PORTFOLIO BROKERAGE

Subject to the supervision of the Trustees, decisions to buy and sell securities for the Fund are made by the Adviser and the Sub-Advisers for the Underlying Funds that they manage for the Fund directly. The Adviser and their appointed Sub-Advisers are authorized by the Trustees to allocate the orders placed by them on behalf of the Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to the Fund or the Adviser for the Fund’s use. Such allocation is to be in such amounts and proportions as the Adviser and Sub-Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser or Sub-Adviser will take the following into consideration:

•	the best net price available;
•	the reliability, integrity and financial condition of the broker or dealer;
•	the size of and difficulty in executing the order; and
•	the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser or Sub-Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Fund.

In allocating portfolio brokerage, the Adviser or Sub-Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser or Sub-Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

PORTFOLIO HOLDINGS INFORMATION

The Board of Trustees of the Trust has adopted policies to ensure that any disclosure of information about the Fund’s portfolio holdings is in the best interest of Fund shareholders. The portfolio holdings disclosure policies govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Trust. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. The Fund’s portfolio holdings information will be dated as of the end of each fiscal quarter and will be available with a lag time of up to 60 days from the end of each fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is also available on the Fund’s website at www.aipfunds.com within five to ten business days after the calendar quarter-end.

From time to time rating and ranking organizations such as Standard & Poor’s and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Fund. Similarly, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Fund’s portfolio along with related performance attribution statistics. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Fund will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of at least sixty days, as described above. The disclosure is made with the authorization of either the Trust’s Chief Compliance Officer or his or her designee. In addition, the Fund’s Chief Compliance Officer, or a designated officer of the Trust, may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times, possibly no lag time, to rating agencies and to pension plan sponsors and/or their consultants, provided that (1) the recipient is subject to a confidentiality agreement, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Fund and will not use the information to facilitate or assist in any investment program, and (3) the recipient will not provide access to third parties to this information. Rating and ranking organizations, the Fund’s service providers and pension plan sponsors and/or their consultants are subject to these restrictions.

In addition, the Fund’s service providers, such as custodian and transfer agent, may receive portfolio holdings information in connection with their services to the Fund. In no event shall the Adviser or a Sub-Adviser, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental and regulatory personnel) requires the approval of the Adviser. The Adviser will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Fund and its shareholders. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purpose for which it is furnished.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator (1) securities with maturities at the time of acquisition of one year or less and (2) positions held less than a year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one-year period.

The Fund will invest portions of its assets to seek short-term capital appreciation. The Fund’s investment objective and corresponding investment policies can be expected to cause the portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company.

Absolute return and arbitrage investment strategies are characterized by a high turnover rate because, in general, many of the opportunities for capital appreciation are of a relatively short time in duration. As an example, in merger arbitrage, the majority of mergers and acquisitions are consummated in less than six months, while tender offers are normally completed in less than two months. Liquidations and certain other types of corporate reorganizations usually require more than six months to complete. The Fund will generally benefit from the timely realization of the opportunity for which it has invested, and a correspondingly high portfolio turnover rate would be consistent with, although it would not necessarily ensure, the achievement of the Fund’s investment objective. Short-term trading involves increased brokerage commissions, which expense is ultimately borne by the shareholders.

FUND ADMINISTRATION

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as Fund Administrator pursuant to a Fund Administration Servicing Agreement with the Adviser and the Fund. As such, U.S. Bancorp provides all necessary bookkeeping, shareholder recordkeeping services and share transfer services to the Fund. For the fiscal year ended July 31, 2005, U.S. Bancorp received $71,982 for administrative services, all of which was paid by the Adviser. For the fiscal year ended July 31, 2004, U.S. Bancorp received $33,750 for administrative services, all of which was paid by the Adviser. For the fiscal period September 23, 2002 through July 31, 2003, U.S. Bancorp received $20,104 for administrative services, all of which was paid by the Adviser.

FUND ACCOUNTING AND TRANSFER AGENT

U.S. Bancorp serves as Fund Accountant and Transfer Agent to the Fund pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement with the Adviser. Under the Fund Accounting Servicing Agreement, U.S. Bancorp will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. U.S. Bancorp will receive a fund accountant fee for the Fund, which will be billed to the Adviser on a monthly basis.

Under the Transfer Agent Servicing Agreement, U.S. Bancorp will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of Fund shares sold in each state. U.S. Bancorp will receive a transfer agent fee, which will be billed to the Adviser on a monthly basis.

CUSTODIAN

The Custodian for the Trust and the Fund is Custodial Trust Company, an affiliate of Bear Stearns & Co. Inc., located at 101 Carnegie Center, Princeton, NJ 08540. As Custodian, Custodial Trust Company holds all of securities and cash owned by the Fund. All of the custodian fees will be paid by the Adviser.

DESCRIPTION OF SHARES

Each share of the Fund has one vote in the election of Trustees. Cumulative voting is not authorized for the Fund. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Fund and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The authorized capitalization of AIP Alternative Strategies Funds consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

The net asset value (“NAV”) per share of the Fund will be determined on each day when the New York Stock Exchange (“NYSE”) is open for business and will be computed by taking the aggregate market value of all assets of the Fund less its liabilities, and dividing by the total number of shares outstanding. Each determination will be made:

(1)	by valuing portfolio securities, including open short positions, which are traded on the NYSE and on the American Stock Exchange, at the last reported sales price on that exchange;

(2)
by valuing portfolio securities traded in the NASDAQ National Market System for which market quotations are readily available using the NASDAQ Official Closing Price (“NOCP”), or, if the NOCP is not available, at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices;

(3)	by valuing put and call options which are listed on an exchange, but which are not traded on the valuation date are valued at the mean of the last bid and asked prices.;

(4)
by valuing listed securities and put and call options for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and

(5)
by valuing any securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Trustees, although others may do the actual calculation.

The Adviser reserves the right to value options at prices other than last sale prices when such last sale prices are believed unrepresentative of fair market value as determined in good faith by the Adviser.

The share price (net asset value) of the shares of the Fund is determined as of the close of the regular session of trading on the NYSE (currently 4:00 p.m., Eastern Time), on each day the NYSE is open for business. The NYSE is open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Trading in Foreign Securities

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing the net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board of Trustees.

Purchase of Shares

Orders for shares received by the Trust in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined net asset value per share.

Exchange Privilege

Shareholders may exchange shares within the Trust. Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short or long term capital gains or losses on the exchange. An exchange of Fund shares held for less than 90 days may be subject to a 2.00% redemption fee.

Shareholders may exchange shares by telephone or in writing as follows:

By Telephone:

You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging. Exchange requests must be received before 4:00 p.m. Eastern time to be processed that day.

In Writing:

You may send you exchange request in writing. Please provide the Fund name and account number for each of the Funds involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.

The Trust may modify or terminate the exchange privilege at any time upon 60 days prior notice to shareholders. Investors may have difficulty making exchanges by telephone through brokers or banks during times of drastic market changes. If you cannot contact your broker or bank by telephone, you should send your request in writing via overnight mail.

Redemption of Shares

The Fund is designed for long-term investors willing to accept the risks associated with a long-term investment. The Fund is not designed for short-term traders whose frequent purchases and redemptions can generate substantial cash flow. These cash flows can unnecessarily disrupt the Fund’s investment program. Short-term traders often redeem when the market is most turbulent, thereby forcing the sale of underlying securities held by the Fund at the worst possible time as far as long-term investors are concerned. Additionally, short-term trading drives up the Fund’s transaction costs, measured by both commissions and bid/ask spreads, which are borne by the remaining long-term investors. For these reasons, the Fund assesses a 2.00% fee on the redemption of the Fund’s shares held for less than 90 days. Redemption fees will be paid to the Fund to help offset transaction costs. The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Fund’s Systematic Withdrawal Plan, as these transactions are typically de minimis. This fee will also not be assessed to participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pensions Plans) or to accounts held under trust agreements at a trust institution held at the Fund in an omnibus account, as the Redemption fee will be assessed to these types of accounts at the omnibus account level if the account is held at the Fund for less than 90 days. The Redemption fee will also not be assessed to accounts of the Adviser or its affiliates used to capitalize the Fund, as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemption to avoid adverse effects to the Fund. The Redemption fee will also not be assessed to certain accounts under investment programs administered by financial intermediaries that represent to the Fund at the time of purchase that the shares are being purchased for an asset allocation program and that all short term trading will be limited to periodic rebalancing of the program.

The Fund will use the first-in, first-out (FIFO) method to determine the 90-day holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 90 days, the Redemption fee will be assessed. The Redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Fund for a 90-day period from the date of purchase.

The Trust will redeem all or any portion of a shareholder’s shares of the Fund when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus. Under the Investment Company Act of 1940, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a)	when the NYSE is closed, other than customary weekend and holiday closings;
(b)	when trading on that exchange is restricted for any reason;
(c)
when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)	when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

Supporting documents in addition to those listed under “Redemptions” in the Fund’s prospectus will be required from executors, administrators, trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

TAX STATUS

The Fund has qualified and elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after June 30, the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash. Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryover of the Fund.

To be treated as a regulated investment company under Subchapter M of the code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain (“capital gain dividends”) are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders.

A redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in the Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund’s shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. Persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by a shareholder.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PERFORMANCE INFORMATION

Average Annual Total Return

Average annual total return quotations for the Fund are calculated according to the following formulas:

P(1+T)n = ERV

Where:	P	=	a hypothetical initial payment of $1,000
	T	=	average annual total return
	n	=	number of years
	ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods will be based on rolling calendar quarters, updated to the last day of the most recent quarter. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

The calculation assumes an initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

Average Annual Total Return (After Taxes on Distribution)

The following formula is used to calculate average annual returns after taxes before liquidations:

P(1+T)n = ATVD

Where:	P	=	hypothetical initial payment of $1,000.
	T	=	average annual total return.
	N	=	number of years in the base period.
	ATVD	=	ending value of a hypothetical $1,000 payment made at the beginning of the base period at the end of the base period, after taxes on Fund distributions but not after taxes on redemption.

Average Annual Total Return (After Taxes on Distribution and Redemptions)

The following formula is used to calculate average annual returns after taxes after liquidations:

P(1+T)n = ATVDR

Where:	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual total return.
	n	=	number of years in the base period.
	ATVDR	=	ending value of a hypothetical $1,000 payment made at the beginning of the base period at the end of the base period, after taxes on Fund distributions and redemption.

Total Return

The Fund may also calculate total return on a cumulative basis that reflects the cumulative percentage change in value over the measuring period. The formula for calculating cumulative total return can be expressed as follows:

Cumulative Total Return = [ (ERV) - 1 ]
P

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund has selected PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, WI 53202, as its independent registered public accounting firm.

LEGAL COUNSEL

Blank Rome, LLP, 405 Lexington Avenue, New York, NY 10174, serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

The annual report for the Fund for the fiscal year ended July 31, 2005 is a separate document supplied with this statement of additional information and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI.

AIP ALPHA ALTERNATIVE
STRATEGIES FUNDS

PART C
OTHER INFORMATION

Item 23. EXHIBITS

(a)	Declaration of Trust

(i)	Amended and Restated Certificate of Trust[1]

(ii)	Amended and Restated Declaration of Trust[1]

(b)	Amended and Restated Bylaws[1]

(c)	Instruments Defining Rights of Security Holders— Incorporated by reference to the Declaration of Trust and Bylaws.

(d)	Investment Advisory Agreements

(i)	Investment Advisory Agreement[3]

(ii) Alpha Equity Management, LLC Sub-Advisory Agreement - is filed herewith.

(iii)	Apis Capital Advisers, LLC Sub-Advisory Agreement - is filed herewith.

(iv)	CapitalWorks Investment Partners, LLC Sub-Advisory Agreement[2]

(v)	G2 Capital Management, LLC Sub-Advisory Agreement - is filed herewith.

(vi)	Gabelli Asset Management Company Sub-Advisory Agreement - is filed herewith.

(vii)	Schultze Asset Management, LLC Sub-Advisory Agreement - is filed herewith.

(viii)	Smith Breeden Associates, Inc. Sub-Advisory Agreement[2]

(ix)	TWIN Capital Management, Inc. Sub-Advisory Agreement[2]

(x)	Zacks Investment Management, Inc. Sub-Advisory Agreement[2]

(e)	Underwriting Agreement[2]

(f)	Bonus or Profit Sharing Contracts — Not applicable.

(g)	Custody Agreements

(i)	Form of Custody Agreement[1]

(ii)	Form of Loan and Pledge Agreement[1]

(h)	Other Material Contracts

(i) Form of Transfer Agent Servicing Agreement1.

(ii) Form of Administration Servicing Agreement1

(iii) Form of Fund Accounting Services Agreement1

(iv) Power of Attorney3

(v) Research Consultant Agreement3

(vi)	Operating Services Agreement[2]

(vii)	Form of Shareholder Servicing Agreement[2]

(i)	Opinion and Consent of Counsel[1]

(j)	Consent of Independent Registered Public Accounting Firm[2]

(k)	Omitted Financial Statements — Not applicable.

(l)	Agreement Relating to Initial Capital[1]

(m)	Rule 12b-1 Plan — Not applicable.

(n)	Rule 18f-3 Plan — Not applicable.

(o)	Reserved

(p)	Code of Ethics

(i) Adviser and Registrant Code of Ethics3

(ii) CapitalWorks Investment Partners, LLC Code of Ethics1

(iii) Smith Breeden Associates, Inc. Code of Ethics1

(vi) TWIN Capital Management, Inc. Code of Ethics1

(v)	Zacks Investment Management, Inc. Code of Ethics[1]

(vi)	Alpha Equity Management LLC Code of Ethics - to be filed by amendment

(vii)	Apis Capital Advisers, LLC Code of Ethics - to be filed by amendment

(viii)	Gabelli Asset Management Company Code of Ethics - to be filed by amendment

(ix)	G2 Capital Management, LLC Code of Ethics - to be filed by amendment

(x)	Schultze Asset Management, LLC Code of Ethics - to be filed by amendment

1. Incorporated by reference to registrant’s Pre-Effective Amendment. No. 2 filed August 12, 2002.

2. Incorporated by reference to registrant’s Post-Effective Amendment No. 1 filed November 28, 2003.

3 Incorporated by reference to registrant’s Post-Effective Amendment No. 3 filed November 15, 2004.

Item 24. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

Reference is made to Article VIII of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 26. Business and Other Connections of the Investment Advisors.

With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated September 14, 2005. The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to Alpha Equity Management LLC (“Alpha Equity”) the response to this Item will be incorporated by reference to Alpha Equity’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated March 31, 2005. The Alpha Equity Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to Apis Capital Advisors, LLC (“Apis”) the response to this Item will be incorporated by reference to Apis’ Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated July 15, 2005. Apis’ Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to CapitalWorks Investment Partners, LLC (“CapitalWorks”) the response to this Item will be incorporated by reference to CapitalWorks’ Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated September 9, 2005. CapitalWorks’ Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to Gabelli Asset Management Company, (“Gabelli”) the response to this Item will be incorporated by reference to Gabelli’s Uniform Application for Investment Advisor Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated August 30, 2005. Gabelli’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to G2 Capital Management, LLC (G2”) the response to this Item will be incorporated by reference to G2’s Uniform Application for Investment Advisor Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated March 8, 2005. G2’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to Schultze Asset Management, LLC, (“Schultze”) the response to this Item will be incorporated by reference to Schultze’s Uniform Application for Investment Advisor Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated May 23, 2005. Schultze’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to Smith Breeden Associates, Inc, (“Smith Breeden”) the response to this Item will be incorporated by reference to Smith Breeden’s Uniform Application for Investment Advisor Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated July 20, 2005. Smith Breeden’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to TWIN Capital Management, Inc., (“Twin Capital”) the response to this Item will be incorporated by reference to TWIN Capital’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated March 30, 2005. TWIN Capital’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to Zacks Investment Management, Inc., (“Zacks”) the response to this Item will be incorporated by reference to Zack’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated September 14, 2005. Zack’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 27. Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	Jacob Internet Fund Inc.
AIP Alternative Strategies Funds	The Jensen Portfolio, Inc.
Allied Asset Advisors Funds	Julius Baer Investment Funds
Alpine Equity Trust	The Kensington Funds
Alpine Income Trust	Kirr, Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Brandes Investment Trust	Masters’ Select Funds
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brazos Mutual Funds	MDT Funds
Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Buffalo Funds	Monetta Trust
Buffalo Balanced Fund, Inc.	The MP 63 Fund, Inc.
Buffalo High Yield Fund, Inc.	MUTUALS.com
Buffalo Large Cap Fund, Inc.	Nicholas Equity Income Fund, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo USA Global Fund, Inc.	Nicholas Fund, Inc.
Country Mutual Funds Trust	Nicholas High Income Fund, Inc.
Cullen Funds Trust	Nicholas II, Inc.
Everest Funds	Nicholas Limited Edition, Inc.
FFTW Funds, Inc.	Nicholas Money Market Fund, Inc.
First American Funds, Inc.	NorCap Funds
First American Investment Funds, Inc.	Permanent Portfolio Funds
First American Strategy Funds, Inc.	PRIMECAP Odyssey Funds
Fort Pitt Capital Funds	Professionally Managed Portfolios
The Glenmede Fund, Inc.	Prudent Bear Funds, Inc.
The Glenmede Portfolios	The Purisima Funds
Guinness Atkinson Funds	Rainier Investment Management Mutual Funds
Harding, Loevner Funds, Inc.	Summit Mutual Funds, Inc.
The Hennessy Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Mutual Funds, Inc.	TIFF Investment Program, Inc.
Hotchkis and Wiley Funds	Trust For Professional Managers
Intrepid Capital Management Funds Trust	Wexford Trust

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Donna J. Berth	Treasurer	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c) Not applicable.

Item 28. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Transfer Agent, Fund Administrator and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Custodian	Custodial Trust Company 101 Carnegie Center Princeton, NJ 08540
Registrant’s Investment Adviser	Alternative Investment Partners, LLC 701 Westchester Avenue, Suite 205-W White Plains, New York 10604
Alpha Equity Management LLC (sub-adviser)	Alpha Equity Management LLC 19A Ensign Drive Avon, CT 06001
Apis Capital Advisors, LLC (sub-advisor)	Apis Capital Advisors, LLC 1445 East Putnam Avenue Old Greenwich, CT 06870
CapitalWorks Investment Partners, LLC (sub-adviser)	CapitalWorks Investment Partners, LLC 402 West Broadway, 25th Floor San Diego, CA 92101
Gabelli Asset Management Company (sub-adviser)	Gabelli Asset Management Company One Corporate Center Rye, NY 10580
G2 Capital Management, LLC (sub-adviser)	G2 Capital Management, LLC 7777 Girard Avenue, Suite 200 LaJolla, CA 92037
Schultze Asset Management, LLC (sub-adviser)	Schultze Asset Management, LLC 3000 Westchester Avenue Purchase, NY 10577
Smith Breeden Associates, Inc. (sub-adviser)	Smith Breeden Associates, Inc. 100 Europa Drive, Suite 200 Chapel Hill, NC 27517
TWIN Capital Management, Inc. (sub-adviser)	TWIN Capital Management, Inc. 3244 Washington Road, Suite 202 McMurray, PA 15317
Zacks Investment Management, Inc. (sub-adviser)	Zacks Investment Management, Inc. 155 North Wacker Drive, Suite 250 Chicago, IL 60606

Item 29. Management Services Not Discussed in Parts A and B.

Inapplicable

Item 30. Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-effective Amendment to the Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of White Plains and the State of New York on the 27th day of January, 2006.

AIP Alpha Alternative Strategies Funds

By: /s/ Lee Schultheis
Lee Schultheis, President

Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on January 27, 2006.

Signature	Title

/s/ Lee Schultheis Lee Schultheis	President
/s/ Robert Anderson* Robert Anderson	Independent Trustee
/s/ Joyce P Montgomery-Rocklin* Joyce P Montgomery-Rocklin	Independent Trustee
/s/ Thomas Mann* Thomas Mann	Independent Trustee
/s/ Joseph Breslin* Joseph Breslin	Independent Trustee and Chairperson
/s/ Stephen G. Bondi* Stephen G. Bondi	Interested Trustee, Treasurer & Chief Financial Officer
*By: /s/ Lee Schultheis Lee Schultheis, President
Attorney-in-Fact pursuant to Power of Attorney previously filed November 15, 2004.

EXHIBIT INDEX

Exhibit	Exhibit No.